UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3587

Fidelity Financial Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Independence Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Alphabet, Inc. Class A	5.1
Microsoft Corp.	5.0
Amazon.com, Inc.	3.4
Apple, Inc.	2.5
UnitedHealth Group, Inc.	2.3
JPMorgan Chase & Co.	2.1
Northrop Grumman Corp.	1.9
Facebook, Inc. Class A	1.9
Home Depot, Inc.	1.8
Bank of America Corp.	1.7
27.7

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	29.7
Financials	15.3
Health Care	12.6
Industrials	12.4
Consumer Discretionary	12.2

Asset Allocation (% of fund's net assets)

As of May 31, 2018 *
Stocks	98.3%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 8.4%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Diversified Consumer Services - 0.9%
New Oriental Education & Technology Group, Inc. sponsored ADR	194,000	$19,297
Service Corp. International	349,300	12,816
Weight Watchers International, Inc. (a)	57,100	4,301
		36,414
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	157,300	9,797
McDonald's Corp.	232,600	37,218
Royal Caribbean Cruises Ltd.	165,300	17,353
U.S. Foods Holding Corp. (a)	219,900	7,846
		72,214
Household Durables - 0.6%
D.R. Horton, Inc.	531,200	22,422
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc. (a)	81,400	132,651
Netflix, Inc. (a)	158,900	55,869
		188,520
Media - 0.3%
Sirius XM Holdings, Inc. (b)	1,837,900	13,049
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	240,600	19,871
Specialty Retail - 2.2%
Home Depot, Inc.	370,200	69,061
TJX Companies, Inc.	194,500	17,567
		86,628
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	273,300	43,728

TOTAL CONSUMER DISCRETIONARY		482,846

CONSUMER STAPLES - 5.4%
Beverages - 2.6%
Constellation Brands, Inc. Class A (sub. vtg.)	210,600	46,981
Fever-Tree Drinks PLC	127,939	5,109
Monster Beverage Corp. (a)	967,600	49,502
		101,592
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	137,900	27,337
Walmart, Inc.	291,500	24,060
		51,397
Food Products - 0.6%
Post Holdings, Inc. (a)	303,300	23,315
Personal Products - 0.9%
elf Beauty, Inc. (a)(b)	865,100	16,307
Unilever NV (Certificaten Van Aandelen) (Bearer)	336,100	18,744
		35,051

TOTAL CONSUMER STAPLES		211,355

ENERGY - 5.9%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	415,800	14,383
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	652,400	45,538
ConocoPhillips Co.	382,700	25,790
Continental Resources, Inc. (a)	265,600	17,886
Devon Energy Corp.	634,800	26,389
Enterprise Products Partners LP	379,800	10,976
EOG Resources, Inc.	435,200	51,271
Pioneer Natural Resources Co.	94,900	18,325
Suncor Energy, Inc.	537,900	21,423
		217,598

TOTAL ENERGY		231,981

FINANCIALS - 15.3%
Banks - 7.5%
Bank of America Corp.	2,332,000	67,721
Citigroup, Inc.	918,500	61,255
JPMorgan Chase & Co.	776,700	83,115
Regions Financial Corp.	890,900	16,250
SunTrust Banks, Inc.	227,300	15,345
Wells Fargo & Co.	942,200	50,869
		294,555
Capital Markets - 6.4%
BlackRock, Inc. Class A	95,600	51,072
Cboe Global Markets, Inc.	110,300	10,761
Charles Schwab Corp.	886,900	49,329
Goldman Sachs Group, Inc.	229,100	51,749
MSCI, Inc.	143,000	23,248
Northern Trust Corp.	135,300	13,871
PJT Partners, Inc.	52,400	2,896
S&P Global, Inc.	106,900	21,113
The Blackstone Group LP	909,600	29,044
		253,083
Insurance - 1.4%
Chubb Ltd.	246,100	32,163
The Travelers Companies, Inc.	184,800	23,750
		55,913

TOTAL FINANCIALS		603,551

HEALTH CARE - 12.6%
Biotechnology - 3.8%
Acorda Therapeutics, Inc. (a)	345,700	9,075
Alexion Pharmaceuticals, Inc. (a)	222,200	25,804
Alnylam Pharmaceuticals, Inc. (a)	76,261	7,586
Amgen, Inc.	244,200	43,863
Amicus Therapeutics, Inc. (a)(b)	1,171,735	19,802
Biogen, Inc. (a)	52,600	15,462
Intercept Pharmaceuticals, Inc. (a)(b)	150,000	10,532
Regeneron Pharmaceuticals, Inc. (a)	38,600	11,592
TESARO, Inc. (a)	122,600	5,611
		149,327
Health Care Equipment & Supplies - 2.9%
Becton, Dickinson & Co.	133,500	29,582
Boston Scientific Corp. (a)	1,614,200	49,056
Danaher Corp.	354,300	35,175
		113,813
Health Care Providers & Services - 3.6%
Humana, Inc.	165,900	48,274
Ryman Healthcare Group Ltd.	628,252	5,012
UnitedHealth Group, Inc.	374,100	90,349
		143,635
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	118,200	7,319
Thermo Fisher Scientific, Inc.	173,600	36,156
		43,475
Pharmaceuticals - 1.2%
AstraZeneca PLC sponsored ADR	269,200	9,968
Jazz Pharmaceuticals PLC (a)	121,000	20,449
Nektar Therapeutics (a)	211,816	17,002
		47,419

TOTAL HEALTH CARE		497,669

INDUSTRIALS - 12.4%
Aerospace & Defense - 7.7%
Bombardier, Inc. Class B (sub. vtg.) (a)	4,718,800	17,760
General Dynamics Corp.	228,900	46,171
Huntington Ingalls Industries, Inc.	142,300	31,458
Lockheed Martin Corp.	84,800	26,673
Northrop Grumman Corp.	236,100	77,264
Raytheon Co.	239,900	50,259
United Technologies Corp.	440,600	54,996
		304,581
Airlines - 0.3%
American Airlines Group, Inc.	290,300	12,640
Construction & Engineering - 0.8%
Fluor Corp.	647,100	31,540
Industrial Conglomerates - 1.1%
General Electric Co.	2,923,000	41,156
Machinery - 1.0%
Flowserve Corp.	279,500	11,555
WABCO Holdings, Inc. (a)	76,100	9,203
Xylem, Inc.	283,900	19,987
		40,745
Professional Services - 1.5%
IHS Markit Ltd. (a)	1,153,775	56,858

TOTAL INDUSTRIALS		487,520

INFORMATION TECHNOLOGY - 29.5%
Internet Software & Services - 8.8%
2U, Inc. (a)	129,900	12,315
Alibaba Group Holding Ltd. sponsored ADR (a)	107,800	21,345
Alphabet, Inc.:
Class A (a)	184,000	202,397
Class C (a)	400	434
Facebook, Inc. Class A (a)	397,140	76,164
Shopify, Inc. Class A (a)	104,200	15,456
Tencent Holdings Ltd.	389,400	19,880
		347,991
IT Services - 3.7%
FleetCor Technologies, Inc. (a)	65,400	13,037
MasterCard, Inc. Class A	230,100	43,747
PayPal Holdings, Inc. (a)	441,200	36,209
Visa, Inc. Class A	407,100	53,216
		146,209
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.	113,300	28,560
NVIDIA Corp.	186,600	47,059
Qualcomm, Inc.	623,000	36,209
		111,828
Software - 11.6%
Adobe Systems, Inc. (a)	198,600	49,507
Autodesk, Inc. (a)	186,300	24,051
Citrix Systems, Inc. (a)	340,600	35,974
Electronic Arts, Inc. (a)	124,600	16,311
Intuit, Inc.	241,500	48,686
Microsoft Corp.	2,002,600	197,937
Salesforce.com, Inc. (a)	307,600	39,782
Tableau Software, Inc. (a)	158,700	15,691
Tanium, Inc. Class B (a)(c)(d)	98,100	666
Workday, Inc. Class A (a)	224,300	29,374
		457,979
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	522,300	97,602

TOTAL INFORMATION TECHNOLOGY		1,161,609

MATERIALS - 2.7%
Chemicals - 2.7%
CF Industries Holdings, Inc.	310,200	12,762
DowDuPont, Inc.	864,000	55,391
LyondellBasell Industries NV Class A	328,900	36,876
		105,029
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	389,100	53,840
Equinix, Inc.	39,200	15,557
		69,397
UTILITIES - 0.5%
Electric Utilities - 0.5%
Vistra Energy Corp. (a)	800,077	19,626
TOTAL COMMON STOCKS
(Cost $2,770,760)		3,870,583

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Lyft, Inc. Series H (c)(d)
(Cost $9,400)	236,501	9,400

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.76% (e)	43,345,009	43,354
Fidelity Securities Lending Cash Central Fund 1.76% (e)(f)	21,251,641	21,254
TOTAL MONEY MARKET FUNDS
(Cost $64,608)		64,608
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,844,768)		3,944,591
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,179)
NET ASSETS - 100%		$3,939,412

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,066,000 or 0.3% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Lyft, Inc. Series H	11/22/17	$9,400
Tanium, Inc. Class B	4/21/17	$487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$207
Fidelity Securities Lending Cash Central Fund	820
Total	$1,027

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$482,846	$482,846	$--	$--
Consumer Staples	211,355	192,611	18,744	--
Energy	231,981	231,981	--	--
Financials	603,551	603,551	--	--
Health Care	497,669	497,669	--	--
Industrials	487,520	487,520	--	--
Information Technology	1,171,009	1,141,063	19,880	10,066
Materials	105,029	105,029	--	--
Real Estate	69,397	69,397	--	--
Utilities	19,626	19,626	--	--
Money Market Funds	64,608	64,608	--	--
Total Investments in Securities:	$3,944,591	$3,895,901	$38,624	$10,066

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,181) — See accompanying schedule: Unaffiliated issuers (cost $2,780,160)	$3,879,983
Fidelity Central Funds (cost $64,608)	64,608
Total Investment in Securities (cost $2,844,768)		$3,944,591
Receivable for investments sold		30,915
Receivable for fund shares sold		251
Dividends receivable		5,162
Distributions receivable from Fidelity Central Funds		107
Prepaid expenses		1
Other receivables		158
Total assets		3,981,185
Liabilities
Payable for investments purchased	$17,289
Payable for fund shares redeemed	1,485
Accrued management fee	1,117
Other affiliated payables	469
Other payables and accrued expenses	165
Collateral on securities loaned	21,248
Total liabilities		41,773
Net Assets		$3,939,412
Net Assets consist of:
Paid in capital		$2,582,376
Undistributed net investment income		4,644
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		252,565
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,099,827
Net Assets		$3,939,412
Independence:
Net Asset Value, offering price and redemption price per share ($3,590,909 ÷ 91,358 shares)		$39.31
Class K:
Net Asset Value, offering price and redemption price per share ($348,503 ÷ 8,861 shares)		$39.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$23,019
Interest		1
Income from Fidelity Central Funds		1,027
Total income		24,047
Expenses
Management fee
Basic fee	$10,709
Performance adjustment	(3,999)
Transfer agent fees	2,305
Accounting and security lending fees	524
Custodian fees and expenses	36
Independent trustees' fees and expenses	9
Registration fees	38
Audit	38
Legal	6
Miscellaneous	15
Total expenses before reductions	9,681
Expense reductions	(127)
Total expenses after reductions		9,554
Net investment income (loss)		14,493
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	255,867
Fidelity Central Funds	4
Foreign currency transactions	(25)
Futures contracts	3,190
Total net realized gain (loss)		259,036
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(21,238)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(9)
Futures contracts	(2,863)
Total change in net unrealized appreciation (depreciation)		(24,111)
Net gain (loss)		234,925
Net increase (decrease) in net assets resulting from operations		$249,418

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,493	$39,704
Net realized gain (loss)	259,036	459,249
Change in net unrealized appreciation (depreciation)	(24,111)	350,897
Net increase (decrease) in net assets resulting from operations	249,418	849,850
Distributions to shareholders from net investment income	(37,816)	(18,779)
Distributions to shareholders from net realized gain	(431,292)	(191,464)
Total distributions	(469,108)	(210,243)
Share transactions - net increase (decrease)	241,353	(331,634)
Total increase (decrease) in net assets	21,663	307,973
Net Assets
Beginning of period	3,917,749	3,609,776
End of period	$3,939,412	$3,917,749
Other Information
Undistributed net investment income end of period	$4,644	$27,967

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Independence Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.90	$35.38	$39.08	$40.89	$35.10	$25.44
Income from Investment Operations
Net investment income (loss)A	.14	.40B	.20	.05	.10	.19
Net realized and unrealized gain (loss)	2.33	8.21	(1.44)	.13	5.80	9.52
Total from investment operations	2.47	8.61	(1.24)	.18	5.90	9.71
Distributions from net investment income	(.41)	(.18)	(.03)	(.04)	(.11)	(.05)
Distributions from net realized gain	(4.65)	(1.91)	(2.43)	(1.95)	–	–
Total distributions	(5.06)	(2.09)	(2.46)	(1.99)	(.11)	(.05)
Net asset value, end of period	$39.31	$41.90	$35.38	$39.08	$40.89	$35.10
Total ReturnC,D	6.51%	25.72%	(3.15)%	.63%	16.87%	38.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.48%	.54%	.86%	.73%	.62%
Expenses net of fee waivers, if any	.49%G	.48%	.54%	.86%	.73%	.62%
Expenses net of all reductions	.49%G	.48%	.54%	.86%	.73%	.60%
Net investment income (loss)	.72%G	1.06%B	.59%	.12%	.27%	.64%
Supplemental Data
Net assets, end of period (in millions)	$3,591	$3,564	$3,262	$3,910	$4,251	$3,772
Portfolio turnover rateH	56%G	62%	76%	48%	53%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Independence Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.94	$35.41	$39.12	$40.93	$35.14	$25.48
Income from Investment Operations
Net investment income (loss)A	.16	.43B	.23	.08	.14	.22
Net realized and unrealized gain (loss)	2.32	8.22	(1.45)	.14	5.79	9.52
Total from investment operations	2.48	8.65	(1.22)	.22	5.93	9.74
Distributions from net investment income	(.44)	(.22)	(.06)	(.08)	(.14)	(.08)
Distributions from net realized gain	(4.65)	(1.91)	(2.43)	(1.95)	–	–
Total distributions	(5.09)	(2.12)C	(2.49)	(2.03)	(.14)	(.08)
Net asset value, end of period	$39.33	$41.94	$35.41	$39.12	$40.93	$35.14
Total ReturnD,E	6.54%	25.84%	(3.08)%	.73%	16.95%	38.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H	.40%	.45%	.78%	.64%	.51%
Expenses net of fee waivers, if any	.42%H	.40%	.45%	.78%	.64%	.51%
Expenses net of all reductions	.41%H	.39%	.45%	.77%	.64%	.50%
Net investment income (loss)	.80%H	1.15%B	.68%	.20%	.36%	.74%
Supplemental Data
Net assets, end of period (in millions)	$349	$354	$348	$493	$668	$488
Portfolio turnover rateI	56%H	62%	76%	48%	53%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 C Total distributions of $2.12 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $1.907 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,141,718
Gross unrealized depreciation	(44,610)
Net unrealized appreciation (depreciation)	$1,097,108
Tax cost	$2,847,483

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,093,524 and $1,320,724, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Independence	$2,225.12
Class K	80.05
	$2,305

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $24 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,917. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $820, including $100 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $104 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's custody expenses by $1. During the period, these credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Independence	$3

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Independence	$34,154	$16,716
Class K	3,662	2,063
Total	$37,816	$18,779
From net realized gain
Independence	$392,469	$173,251
Class K	38,823	18,213
Total	$431,292	$191,464

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Independence
Shares sold	960	1,414	$37,843	$52,592
Reinvestment of distributions	11,131	5,465	416,289	185,699
Shares redeemed	(5,802)	(14,014)	(227,743)	(518,484)
Net increase (decrease)	6,289	(7,135)	$226,389	$(280,193)
Class K
Shares sold	511	1,192	$20,022	$44,637
Reinvestment of distributions	1,136	597	42,485	20,276
Shares redeemed	(1,219)	(3,178)	(47,543)	(116,354)
Net increase (decrease)	428	(1,389)	$14,964	$(51,441)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Independence	.49%
Actual		$1,000.00	$1,065.10	$2.52
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Class K	.42%
Actual		$1,000.00	$1,065.40	$2.16
Hypothetical-C		$1,000.00	$1,022.84	$2.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FRE-SANN-0718
1.479485.120

Fidelity® Independence Fund Class K Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Alphabet, Inc. Class A	5.1
Microsoft Corp.	5.0
Amazon.com, Inc.	3.4
Apple, Inc.	2.5
UnitedHealth Group, Inc.	2.3
JPMorgan Chase & Co.	2.1
Northrop Grumman Corp.	1.9
Facebook, Inc. Class A	1.9
Home Depot, Inc.	1.8
Bank of America Corp.	1.7
27.7

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	29.7
Financials	15.3
Health Care	12.6
Industrials	12.4
Consumer Discretionary	12.2

Asset Allocation (% of fund's net assets)

As of May 31, 2018 *
Stocks	98.3%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 8.4%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Diversified Consumer Services - 0.9%
New Oriental Education & Technology Group, Inc. sponsored ADR	194,000	$19,297
Service Corp. International	349,300	12,816
Weight Watchers International, Inc. (a)	57,100	4,301
		36,414
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	157,300	9,797
McDonald's Corp.	232,600	37,218
Royal Caribbean Cruises Ltd.	165,300	17,353
U.S. Foods Holding Corp. (a)	219,900	7,846
		72,214
Household Durables - 0.6%
D.R. Horton, Inc.	531,200	22,422
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc. (a)	81,400	132,651
Netflix, Inc. (a)	158,900	55,869
		188,520
Media - 0.3%
Sirius XM Holdings, Inc. (b)	1,837,900	13,049
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	240,600	19,871
Specialty Retail - 2.2%
Home Depot, Inc.	370,200	69,061
TJX Companies, Inc.	194,500	17,567
		86,628
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	273,300	43,728

TOTAL CONSUMER DISCRETIONARY		482,846

CONSUMER STAPLES - 5.4%
Beverages - 2.6%
Constellation Brands, Inc. Class A (sub. vtg.)	210,600	46,981
Fever-Tree Drinks PLC	127,939	5,109
Monster Beverage Corp. (a)	967,600	49,502
		101,592
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	137,900	27,337
Walmart, Inc.	291,500	24,060
		51,397
Food Products - 0.6%
Post Holdings, Inc. (a)	303,300	23,315
Personal Products - 0.9%
elf Beauty, Inc. (a)(b)	865,100	16,307
Unilever NV (Certificaten Van Aandelen) (Bearer)	336,100	18,744
		35,051

TOTAL CONSUMER STAPLES		211,355

ENERGY - 5.9%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	415,800	14,383
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	652,400	45,538
ConocoPhillips Co.	382,700	25,790
Continental Resources, Inc. (a)	265,600	17,886
Devon Energy Corp.	634,800	26,389
Enterprise Products Partners LP	379,800	10,976
EOG Resources, Inc.	435,200	51,271
Pioneer Natural Resources Co.	94,900	18,325
Suncor Energy, Inc.	537,900	21,423
		217,598

TOTAL ENERGY		231,981

FINANCIALS - 15.3%
Banks - 7.5%
Bank of America Corp.	2,332,000	67,721
Citigroup, Inc.	918,500	61,255
JPMorgan Chase & Co.	776,700	83,115
Regions Financial Corp.	890,900	16,250
SunTrust Banks, Inc.	227,300	15,345
Wells Fargo & Co.	942,200	50,869
		294,555
Capital Markets - 6.4%
BlackRock, Inc. Class A	95,600	51,072
Cboe Global Markets, Inc.	110,300	10,761
Charles Schwab Corp.	886,900	49,329
Goldman Sachs Group, Inc.	229,100	51,749
MSCI, Inc.	143,000	23,248
Northern Trust Corp.	135,300	13,871
PJT Partners, Inc.	52,400	2,896
S&P Global, Inc.	106,900	21,113
The Blackstone Group LP	909,600	29,044
		253,083
Insurance - 1.4%
Chubb Ltd.	246,100	32,163
The Travelers Companies, Inc.	184,800	23,750
		55,913

TOTAL FINANCIALS		603,551

HEALTH CARE - 12.6%
Biotechnology - 3.8%
Acorda Therapeutics, Inc. (a)	345,700	9,075
Alexion Pharmaceuticals, Inc. (a)	222,200	25,804
Alnylam Pharmaceuticals, Inc. (a)	76,261	7,586
Amgen, Inc.	244,200	43,863
Amicus Therapeutics, Inc. (a)(b)	1,171,735	19,802
Biogen, Inc. (a)	52,600	15,462
Intercept Pharmaceuticals, Inc. (a)(b)	150,000	10,532
Regeneron Pharmaceuticals, Inc. (a)	38,600	11,592
TESARO, Inc. (a)	122,600	5,611
		149,327
Health Care Equipment & Supplies - 2.9%
Becton, Dickinson & Co.	133,500	29,582
Boston Scientific Corp. (a)	1,614,200	49,056
Danaher Corp.	354,300	35,175
		113,813
Health Care Providers & Services - 3.6%
Humana, Inc.	165,900	48,274
Ryman Healthcare Group Ltd.	628,252	5,012
UnitedHealth Group, Inc.	374,100	90,349
		143,635
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	118,200	7,319
Thermo Fisher Scientific, Inc.	173,600	36,156
		43,475
Pharmaceuticals - 1.2%
AstraZeneca PLC sponsored ADR	269,200	9,968
Jazz Pharmaceuticals PLC (a)	121,000	20,449
Nektar Therapeutics (a)	211,816	17,002
		47,419

TOTAL HEALTH CARE		497,669

INDUSTRIALS - 12.4%
Aerospace & Defense - 7.7%
Bombardier, Inc. Class B (sub. vtg.) (a)	4,718,800	17,760
General Dynamics Corp.	228,900	46,171
Huntington Ingalls Industries, Inc.	142,300	31,458
Lockheed Martin Corp.	84,800	26,673
Northrop Grumman Corp.	236,100	77,264
Raytheon Co.	239,900	50,259
United Technologies Corp.	440,600	54,996
		304,581
Airlines - 0.3%
American Airlines Group, Inc.	290,300	12,640
Construction & Engineering - 0.8%
Fluor Corp.	647,100	31,540
Industrial Conglomerates - 1.1%
General Electric Co.	2,923,000	41,156
Machinery - 1.0%
Flowserve Corp.	279,500	11,555
WABCO Holdings, Inc. (a)	76,100	9,203
Xylem, Inc.	283,900	19,987
		40,745
Professional Services - 1.5%
IHS Markit Ltd. (a)	1,153,775	56,858

TOTAL INDUSTRIALS		487,520

INFORMATION TECHNOLOGY - 29.5%
Internet Software & Services - 8.8%
2U, Inc. (a)	129,900	12,315
Alibaba Group Holding Ltd. sponsored ADR (a)	107,800	21,345
Alphabet, Inc.:
Class A (a)	184,000	202,397
Class C (a)	400	434
Facebook, Inc. Class A (a)	397,140	76,164
Shopify, Inc. Class A (a)	104,200	15,456
Tencent Holdings Ltd.	389,400	19,880
		347,991
IT Services - 3.7%
FleetCor Technologies, Inc. (a)	65,400	13,037
MasterCard, Inc. Class A	230,100	43,747
PayPal Holdings, Inc. (a)	441,200	36,209
Visa, Inc. Class A	407,100	53,216
		146,209
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.	113,300	28,560
NVIDIA Corp.	186,600	47,059
Qualcomm, Inc.	623,000	36,209
		111,828
Software - 11.6%
Adobe Systems, Inc. (a)	198,600	49,507
Autodesk, Inc. (a)	186,300	24,051
Citrix Systems, Inc. (a)	340,600	35,974
Electronic Arts, Inc. (a)	124,600	16,311
Intuit, Inc.	241,500	48,686
Microsoft Corp.	2,002,600	197,937
Salesforce.com, Inc. (a)	307,600	39,782
Tableau Software, Inc. (a)	158,700	15,691
Tanium, Inc. Class B (a)(c)(d)	98,100	666
Workday, Inc. Class A (a)	224,300	29,374
		457,979
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	522,300	97,602

TOTAL INFORMATION TECHNOLOGY		1,161,609

MATERIALS - 2.7%
Chemicals - 2.7%
CF Industries Holdings, Inc.	310,200	12,762
DowDuPont, Inc.	864,000	55,391
LyondellBasell Industries NV Class A	328,900	36,876
		105,029
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	389,100	53,840
Equinix, Inc.	39,200	15,557
		69,397
UTILITIES - 0.5%
Electric Utilities - 0.5%
Vistra Energy Corp. (a)	800,077	19,626
TOTAL COMMON STOCKS
(Cost $2,770,760)		3,870,583

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Lyft, Inc. Series H (c)(d)
(Cost $9,400)	236,501	9,400

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.76% (e)	43,345,009	43,354
Fidelity Securities Lending Cash Central Fund 1.76% (e)(f)	21,251,641	21,254
TOTAL MONEY MARKET FUNDS
(Cost $64,608)		64,608
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,844,768)		3,944,591
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,179)
NET ASSETS - 100%		$3,939,412

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,066,000 or 0.3% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Lyft, Inc. Series H	11/22/17	$9,400
Tanium, Inc. Class B	4/21/17	$487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$207
Fidelity Securities Lending Cash Central Fund	820
Total	$1,027

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$482,846	$482,846	$--	$--
Consumer Staples	211,355	192,611	18,744	--
Energy	231,981	231,981	--	--
Financials	603,551	603,551	--	--
Health Care	497,669	497,669	--	--
Industrials	487,520	487,520	--	--
Information Technology	1,171,009	1,141,063	19,880	10,066
Materials	105,029	105,029	--	--
Real Estate	69,397	69,397	--	--
Utilities	19,626	19,626	--	--
Money Market Funds	64,608	64,608	--	--
Total Investments in Securities:	$3,944,591	$3,895,901	$38,624	$10,066

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,181) — See accompanying schedule: Unaffiliated issuers (cost $2,780,160)	$3,879,983
Fidelity Central Funds (cost $64,608)	64,608
Total Investment in Securities (cost $2,844,768)		$3,944,591
Receivable for investments sold		30,915
Receivable for fund shares sold		251
Dividends receivable		5,162
Distributions receivable from Fidelity Central Funds		107
Prepaid expenses		1
Other receivables		158
Total assets		3,981,185
Liabilities
Payable for investments purchased	$17,289
Payable for fund shares redeemed	1,485
Accrued management fee	1,117
Other affiliated payables	469
Other payables and accrued expenses	165
Collateral on securities loaned	21,248
Total liabilities		41,773
Net Assets		$3,939,412
Net Assets consist of:
Paid in capital		$2,582,376
Undistributed net investment income		4,644
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		252,565
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,099,827
Net Assets		$3,939,412
Independence:
Net Asset Value, offering price and redemption price per share ($3,590,909 ÷ 91,358 shares)		$39.31
Class K:
Net Asset Value, offering price and redemption price per share ($348,503 ÷ 8,861 shares)		$39.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$23,019
Interest		1
Income from Fidelity Central Funds		1,027
Total income		24,047
Expenses
Management fee
Basic fee	$10,709
Performance adjustment	(3,999)
Transfer agent fees	2,305
Accounting and security lending fees	524
Custodian fees and expenses	36
Independent trustees' fees and expenses	9
Registration fees	38
Audit	38
Legal	6
Miscellaneous	15
Total expenses before reductions	9,681
Expense reductions	(127)
Total expenses after reductions		9,554
Net investment income (loss)		14,493
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	255,867
Fidelity Central Funds	4
Foreign currency transactions	(25)
Futures contracts	3,190
Total net realized gain (loss)		259,036
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(21,238)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(9)
Futures contracts	(2,863)
Total change in net unrealized appreciation (depreciation)		(24,111)
Net gain (loss)		234,925
Net increase (decrease) in net assets resulting from operations		$249,418

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,493	$39,704
Net realized gain (loss)	259,036	459,249
Change in net unrealized appreciation (depreciation)	(24,111)	350,897
Net increase (decrease) in net assets resulting from operations	249,418	849,850
Distributions to shareholders from net investment income	(37,816)	(18,779)
Distributions to shareholders from net realized gain	(431,292)	(191,464)
Total distributions	(469,108)	(210,243)
Share transactions - net increase (decrease)	241,353	(331,634)
Total increase (decrease) in net assets	21,663	307,973
Net Assets
Beginning of period	3,917,749	3,609,776
End of period	$3,939,412	$3,917,749
Other Information
Undistributed net investment income end of period	$4,644	$27,967

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Independence Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.90	$35.38	$39.08	$40.89	$35.10	$25.44
Income from Investment Operations
Net investment income (loss)A	.14	.40B	.20	.05	.10	.19
Net realized and unrealized gain (loss)	2.33	8.21	(1.44)	.13	5.80	9.52
Total from investment operations	2.47	8.61	(1.24)	.18	5.90	9.71
Distributions from net investment income	(.41)	(.18)	(.03)	(.04)	(.11)	(.05)
Distributions from net realized gain	(4.65)	(1.91)	(2.43)	(1.95)	–	–
Total distributions	(5.06)	(2.09)	(2.46)	(1.99)	(.11)	(.05)
Net asset value, end of period	$39.31	$41.90	$35.38	$39.08	$40.89	$35.10
Total ReturnC,D	6.51%	25.72%	(3.15)%	.63%	16.87%	38.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.48%	.54%	.86%	.73%	.62%
Expenses net of fee waivers, if any	.49%G	.48%	.54%	.86%	.73%	.62%
Expenses net of all reductions	.49%G	.48%	.54%	.86%	.73%	.60%
Net investment income (loss)	.72%G	1.06%B	.59%	.12%	.27%	.64%
Supplemental Data
Net assets, end of period (in millions)	$3,591	$3,564	$3,262	$3,910	$4,251	$3,772
Portfolio turnover rateH	56%G	62%	76%	48%	53%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Independence Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.94	$35.41	$39.12	$40.93	$35.14	$25.48
Income from Investment Operations
Net investment income (loss)A	.16	.43B	.23	.08	.14	.22
Net realized and unrealized gain (loss)	2.32	8.22	(1.45)	.14	5.79	9.52
Total from investment operations	2.48	8.65	(1.22)	.22	5.93	9.74
Distributions from net investment income	(.44)	(.22)	(.06)	(.08)	(.14)	(.08)
Distributions from net realized gain	(4.65)	(1.91)	(2.43)	(1.95)	–	–
Total distributions	(5.09)	(2.12)C	(2.49)	(2.03)	(.14)	(.08)
Net asset value, end of period	$39.33	$41.94	$35.41	$39.12	$40.93	$35.14
Total ReturnD,E	6.54%	25.84%	(3.08)%	.73%	16.95%	38.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H	.40%	.45%	.78%	.64%	.51%
Expenses net of fee waivers, if any	.42%H	.40%	.45%	.78%	.64%	.51%
Expenses net of all reductions	.41%H	.39%	.45%	.77%	.64%	.50%
Net investment income (loss)	.80%H	1.15%B	.68%	.20%	.36%	.74%
Supplemental Data
Net assets, end of period (in millions)	$349	$354	$348	$493	$668	$488
Portfolio turnover rateI	56%H	62%	76%	48%	53%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 C Total distributions of $2.12 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $1.907 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,141,718
Gross unrealized depreciation	(44,610)
Net unrealized appreciation (depreciation)	$1,097,108
Tax cost	$2,847,483

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,093,524 and $1,320,724, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Independence	$2,225.12
Class K	80.05
	$2,305

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $24 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,917. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $820, including $100 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $104 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's custody expenses by $1. During the period, these credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Independence	$3

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Independence	$34,154	$16,716
Class K	3,662	2,063
Total	$37,816	$18,779
From net realized gain
Independence	$392,469	$173,251
Class K	38,823	18,213
Total	$431,292	$191,464

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Independence
Shares sold	960	1,414	$37,843	$52,592
Reinvestment of distributions	11,131	5,465	416,289	185,699
Shares redeemed	(5,802)	(14,014)	(227,743)	(518,484)
Net increase (decrease)	6,289	(7,135)	$226,389	$(280,193)
Class K
Shares sold	511	1,192	$20,022	$44,637
Reinvestment of distributions	1,136	597	42,485	20,276
Shares redeemed	(1,219)	(3,178)	(47,543)	(116,354)
Net increase (decrease)	428	(1,389)	$14,964	$(51,441)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Independence	.49%
Actual		$1,000.00	$1,065.10	$2.52
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Class K	.42%
Actual		$1,000.00	$1,065.40	$2.16
Hypothetical-C		$1,000.00	$1,022.84	$2.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FRE-K-SANN-0718
1.863220.109

Fidelity Advisor® Convertible Securities Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

May 31, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® Convertible Securities Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2018

(excluding cash equivalents)	% of fund's net assets
U.S. Treasury Notes 2.375% 1/31/23	5.0
Micron Technology, Inc. 3% 11/15/43	3.1
Vistra Energy Corp. 7.00%	2.7
Twitter, Inc. 1% 9/15/21	2.5
Microchip Technology, Inc. 1.625% 2/15/27	2.4
Extra Space Storage LP 3.125% 10/1/35	2.3
U.S. Treasury Notes 2.375% 5/15/27	2.2
Apple, Inc.	2.2
Sempra Energy Series A, 6.00%	2.1
Bunge Ltd. 4.875%	2.1
26.6

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	32.8
Energy	12.6
Utilities	12.3
Consumer Discretionary	10.0
Health Care	8.0

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Convertible Securities	81.8%
Stocks	10.7%
U.S. Government and U.S. Government Agency Obligations	7.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments – 7.4%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 63.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.3%
Tesla, Inc. 2.375% 3/15/22	$4,830	$5,180
Hotels, Restaurants & Leisure - 1.5%
Caesars Entertainment Corp. 5% 10/1/24	11,600	21,458
Internet & Direct Marketing Retail - 2.0%
Liberty Expedia Holdings, Inc. 1% 6/30/47 (a)	4,830	4,729
The Booking Holdings, Inc.:
0.35% 6/15/20	9,450	15,297
0.9% 9/15/21	6,870	8,412
		28,438
Media - 6.2%
DISH Network Corp. 3.375% 8/15/26	32,750	29,043
Gannett Co., Inc. 4.75% 4/15/24 (a)	1,700	1,831
Liberty Media Corp.:
1% 1/30/23	10,820	11,560
1.375% 10/15/23	22,270	27,497
2.125% 3/31/48 (a)	4,930	5,029
Live Nation Entertainment, Inc.:
2.5% 5/15/19	9,070	11,567
2.5% 3/15/23 (a)	3,700	3,708
		90,235

TOTAL CONSUMER DISCRETIONARY		145,311

CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
Vector Group Ltd. 2.5% 1/15/19 (b)	4,670	6,280
ENERGY - 5.1%
Energy Equipment & Services - 1.0%
Ensco Jersey Finance Ltd. 3% 1/31/24	13,650	12,264
Oil States International, Inc. 1.5% 2/15/23 (a)	2,100	2,304
Vantage Drilling Co. 5.5% 7/15/43 (a)(c)(d)	20,000	600
		15,168
Oil, Gas & Consumable Fuels - 4.1%
Chesapeake Energy Corp. 5.5% 9/15/26	25,035	24,160
Oasis Petroleum, Inc. 2.625% 9/15/23	3,650	4,715
Scorpio Tankers, Inc.:
2.375% 7/1/19 (a)	1,980	1,909
3% 5/15/22 unit	17,872	17,872
Ship Finance International Ltd. 4.875% 5/1/23	3,600	3,589
SM Energy Co. 1.5% 7/1/21	4,850	5,066
Teekay Corp. 5% 1/15/23 (a)	2,180	2,095
		59,406

TOTAL ENERGY		74,574

FINANCIALS - 1.1%
Banks - 0.1%
Hope Bancorp, Inc. 2% 5/15/38 unit (a)	1,800	1,790
Diversified Financial Services - 0.5%
IAC Financeco, Inc. 0.875% 10/1/22 (a)	5,760	6,878
Insurance - 0.5%
AXA SA 7.25% 5/15/21 unit (a)	3,600	3,881
FNF Group 4.25% 8/15/18	1,110	3,198
		7,079

TOTAL FINANCIALS		15,747

HEALTH CARE - 6.4%
Biotechnology - 3.0%
Acorda Therapeutics, Inc. 1.75% 6/15/21	3,500	3,263
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25	2,500	2,754
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	5,110	5,064
1.5% 10/15/20	6,045	6,999
Clovis Oncology, Inc. 2.5% 9/15/21	4,000	4,389
Exact Sciences Corp. 1% 1/15/25	2,500	2,648
Flexion Therapeutics, Inc. 3.375% 5/1/24	7,630	9,662
Ligand Pharmaceuticals, Inc. 0.75% 5/15/23 unit (a)	3,600	3,536
Novavax, Inc. 3.75% 2/1/23	1,700	1,098
Sarepta Therapeutics, Inc. 1.5% 11/15/24 (a)	3,200	4,746
		44,159
Health Care Equipment & Supplies - 0.6%
DexCom, Inc. 0.75% 5/15/22 (a)	4,400	4,871
Insulet Corp. 1.375% 11/15/24 (a)	3,440	4,049
		8,920
Health Care Providers & Services - 0.8%
Brookdale Senior Living, Inc. 2.75% 6/15/18	11,019	10,999
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. 2.5% 3/15/23 (a)	1,600	1,383
Illumina, Inc. 0.5% 6/15/21 unit	3,000	3,930
		5,313
Pharmaceuticals - 1.6%
ANI Pharmaceuticals, Inc. 3% 12/1/19	4,970	5,575
Dermira, Inc. 3% 5/15/22	1,950	1,543
Jazz Investments I Ltd.:
1.5% 8/15/24 (a)	3,600	3,679
1.875% 8/15/21	6,790	7,298
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23 (a)	2,380	2,793
Theravance Biopharma, Inc. 3.25% 11/1/23	2,550	2,577
		23,465

TOTAL HEALTH CARE		92,856

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.3%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	3,040	3,951
Building Products - 0.2%
Patrick Industries, Inc. 1% 2/1/23 (a)	2,750	2,696
Construction & Engineering - 0.3%
Dycom Industries, Inc. 0.75% 9/15/21	3,470	4,025
Electrical Equipment - 1.9%
General Cable Corp. 4.5% 11/15/29 (e)	4,540	4,817
SolarCity Corp.:
1.625% 11/1/19	22,950	21,198
2.75% 11/1/18	1,810	1,781
		27,796
Machinery - 1.4%
Chart Industries, Inc. 1% 11/15/24 (a)	2,100	2,629
Greenbrier Companies, Inc. 2.875% 2/1/24	3,320	3,749
Meritor, Inc. 3.25% 10/15/37 (a)	1,360	1,362
Navistar International Corp. New 4.75% 4/15/19	4,580	4,723
Trinity Industries, Inc. 3.875% 6/1/36	5,700	8,141
		20,604

TOTAL INDUSTRIALS		59,072

INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 0.7%
Liberty Interactive LLC 1.75% 9/30/46 (a)	6,870	7,099
Lumentum Holdings, Inc. 0.25% 3/15/24	2,000	2,389
		9,488
Internet Software & Services - 8.5%
Akamai Technologies, Inc.:
0% 2/15/19	3,557	3,588
0.125% 5/1/25 unit (a)	4,900	4,967
Carbonite, Inc. 2.5% 4/1/22	4,210	6,793
Coupa Software, Inc. 0.375% 1/15/23 (a)	3,070	4,070
Gogo, Inc. 3.75% 3/1/20	3,100	2,604
j2 Global, Inc. 3.25% 6/15/29 unit	2,000	2,667
New Relic, Inc. 0.5% 5/1/23 unit (a)	2,600	2,861
Nutanix, Inc. 0% 1/15/23 (a)	3,200	4,090
Pandora Media, Inc.:
1.75% 12/1/20	3,189	3,002
1.75% 12/1/23 unit	9,568	9,580
Quotient Technology, Inc. 1.75% 12/1/22 (a)	2,720	2,820
Twilio, Inc. 0.25% 6/1/23 unit (a)	2,600	2,657
Twitter, Inc.:
0.25% 9/15/19	17,200	16,602
1% 9/15/21	38,036	35,826
Web.com Group, Inc. 1% 8/15/18	2,140	2,130
Yahoo!, Inc. 0% 12/1/18	13,500	19,503
		123,760
IT Services - 1.6%
Square, Inc. 0.375% 3/1/22	9,020	22,972
Semiconductors & Semiconductor Equipment - 12.0%
Advanced Micro Devices, Inc. 2.125% 9/1/26	3,880	7,190
Cypress Semiconductor Corp.:
2% 2/1/23 (a)	660	706
4.5% 1/15/22	3,510	4,844
Intel Corp. 3.25% 8/1/39	10,165	26,964
Microchip Technology, Inc.:
1.625% 2/15/25	10,760	20,421
1.625% 2/15/27	27,090	34,439
Micron Technology, Inc. 3% 11/15/43	23,090	45,449
NXP Semiconductors NV 1% 12/1/19	7,820	9,550
ON Semiconductor Corp. 1.625% 10/15/23	16,030	22,490
Rambus, Inc. 1.375% 2/1/23 (a)	1,580	1,553
		173,606
Software - 5.9%
Atlassian, Inc. 0.625% 5/1/23 unit (a)	3,600	3,768
Citrix Systems, Inc. 0.5% 4/15/19	8,630	12,627
Everbridge, Inc. 1.5% 11/1/22	2,120	3,105
FireEye, Inc. 1.625% 6/1/35	7,640	7,014
Guidewire Software, Inc. 1.25% 3/15/25	3,000	3,124
Nice Systems, Inc. 1.25% 1/15/24	4,790	6,464
Nuance Communications, Inc.:
1% 12/15/35	8,050	7,228
1.25% 4/1/25	5,280	4,874
Red Hat, Inc. 0.25% 10/1/19	4,660	10,288
RingCentral, Inc. 0% 3/15/23 (a)	5,900	6,551
ServiceNow, Inc. 0% 11/1/18	2,630	6,316
Workday, Inc. 1.5% 7/15/20	7,330	12,146
Zendesk, Inc. 0.25% 3/15/23 (a)	1,500	1,637
		85,142
Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc. 0.125% 4/15/23 unit (a)	4,570	4,801

TOTAL INFORMATION TECHNOLOGY		419,769

MATERIALS - 1.7%
Metals & Mining - 1.7%
Allegheny Technologies, Inc. 4.75% 7/1/22	2,970	6,289
Cliffs Natural Resources, Inc. 1.5% 1/15/25	9,120	11,113
Endeavour Mining Corp. 3% 2/15/23 (a)	4,260	4,303
Ssr Mining, Inc. 2.875% 2/1/33	2,500	2,477
		24,182
REAL ESTATE - 2.3%
Real Estate Management & Development - 2.3%
Extra Space Storage LP 3.125% 10/1/35 (a)	29,200	33,171
UTILITIES - 3.1%
Independent Power and Renewable Electricity Producers - 3.1%
NextEra Energy Partners LP 1.5% 9/15/20 (a)	8,750	8,756
NRG Energy, Inc. 2.75% 6/1/48 unit (a)	7,900	8,065
NRG Yield, Inc.:
3.25% 6/1/20 (a)	7,650	7,597
3.5% 2/1/19 (a)	20,645	20,533
		44,951
TOTAL CONVERTIBLE BONDS
(Cost $847,944)		915,913

U.S. Treasury Obligations - 7.2%
U.S. Treasury Notes:
2.375% 1/31/23	$73,376	$72,402
2.375% 5/15/27	33,545	32,274
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $104,288)		104,676
	Shares	Value (000s)

Common Stocks - 10.7%
ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
California Resources Corp. (f)(g)	115,600	$4,247
Cheniere Energy, Inc. (f)	125,100	8,334
Enterprise Products Partners LP	686,600	19,843
Magellan Midstream Partners LP	138,900	9,709
MPLX LP	247,300	8,881
Plains All American Pipeline LP	255,700	6,009
Scorpio Tankers, Inc.	2,267,266	6,575
Sunoco Logistics Partners, LP	356,285	9,477
Targa Resources Corp.	217,000	10,553
Whiting Petroleum Corp. (f)	82,800	4,340
		87,968
INFORMATION TECHNOLOGY - 3.8%
Internet Software & Services - 1.2%
Twitter, Inc. (f)	498,756	17,307
Software - 0.4%
Salesforce.com, Inc. (f)	45,578	5,895
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	172,100	32,160

TOTAL INFORMATION TECHNOLOGY		55,362

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (f)	55,284	3,079
UTILITIES - 0.6%
Electric Utilities - 0.6%
Vistra Energy Corp. (f)	355,860	8,729
TOTAL COMMON STOCKS
(Cost $137,738)		155,138

Convertible Preferred Stocks - 18.6%
CONSUMER STAPLES - 2.8%
Food Products - 2.8%
Bunge Ltd. 4.875%	286,200	30,604
Post Holdings, Inc. Series C, 2.50%	71,600	10,457
		41,061
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. Series A, 6.00% (f)	81,000	4,107
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp. Series A, 5.75% (a)	6,100	3,646
Hess Corp. Series A, 8.00%	170,600	11,645
Kinder Morgan, Inc. Series A, 9.75%	48,900	1,592
		16,883

TOTAL ENERGY		20,990

FINANCIALS - 2.9%
Banks - 2.9%
Bank of America Corp. Series L, 7.25%	14,088	17,832
Wells Fargo & Co. 7.50%	19,663	24,668
		42,500
HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co. Series A, 6.125%	392,600	22,758
INDUSTRIALS - 0.6%
Machinery - 0.6%
Rexnord Corp. Series A, 5.75%	47,337	2,952
Stanley Black & Decker, Inc. 5.375%	56,800	6,040
		8,992
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Crown Castle International Corp. Series A, 6.875%	9,200	9,598
UTILITIES - 8.6%
Electric Utilities - 3.8%
NextEra Energy, Inc. 6.123%	276,000	15,667
Vistra Energy Corp. 7.00%	398,500	39,173
		54,840
Gas Utilities - 0.3%
South Jersey Industries, Inc. 7.25%	68,000	3,736
Multi-Utilities - 4.5%
CenterPoint Energy, Inc. 2.00% ZENS	429,350	27,191
Dominion Resources, Inc. Series A, 6.75%	158,600	6,988
Sempra Energy Series A, 6.00%	316,200	31,349
		65,528

TOTAL UTILITIES		124,104

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $258,240)		270,003

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 1.76% (h)	948,715	949
Fidelity Securities Lending Cash Central Fund 1.76% (h)(i)	2,692,531	2,693
TOTAL MONEY MARKET FUNDS
(Cost $3,642)		3,642
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,351,852)		1,449,372
NET OTHER ASSETS (LIABILITIES) - 0.0%		680
NET ASSETS - 100%		$1,450,052

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,149,000 or 13.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Level 3 security

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$184
Fidelity Securities Lending Cash Central Fund	1
Total	$185

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Staples	$41,061	$--	$41,061	$--
Energy	108,958	92,075	16,883	--
Financials	42,500	--	42,500	--
Health Care	22,758	--	22,758	--
Industrials	8,992	--	8,992	--
Information Technology	55,362	55,362	--	--
Real Estate	9,598	--	9,598	--
Telecommunication Services	3,079	3,079	--	--
Utilities	132,833	8,729	124,104	--
Corporate Bonds	915,913	--	915,313	600
U.S. Government and Government Agency Obligations	104,676	--	104,676	--
Money Market Funds	3,642	3,642	--	--
Total Investments in Securities:	$1,449,372	$162,887	$1,285,885	$600

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	7.2%
AAA,AA,A	1.9%
BBB	3.8%
BB	14.2%
B	6.1%
CCC,CC,C	2.5%
Not Rated	34.7%
Equities	29.3%
Short-Term Investments and Net Other Assets	0.3%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,748) — See accompanying schedule: Unaffiliated issuers (cost $1,348,210)	$1,445,730
Fidelity Central Funds (cost $3,642)	3,642
Total Investment in Securities (cost $1,351,852)		$1,449,372
Receivable for investments sold		14,931
Receivable for fund shares sold		285
Dividends receivable		1,161
Interest receivable		4,520
Distributions receivable from Fidelity Central Funds		4
Other receivables		30
Total assets		1,470,303
Liabilities
Payable for investments purchased	$16,375
Payable for fund shares redeemed	583
Accrued management fee	315
Distribution and service plan fees payable	22
Other affiliated payables	220
Other payables and accrued expenses	43
Collateral on securities loaned	2,693
Total liabilities		20,251
Net Assets		$1,450,052
Net Assets consist of:
Paid in capital		$1,319,107
Undistributed net investment income		13,136
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,289
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		97,520
Net Assets		$1,450,052
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($20,090 ÷ 696.75 shares)		$28.83
Maximum offering price per share (100/94.25 of $28.83)		$30.59
Class M:
Net Asset Value and redemption price per share ($6,113 ÷ 211.95 shares)		$28.84
Maximum offering price per share (100/96.50 of $28.84)		$29.89
Class C:
Net Asset Value and offering price per share ($18,084 ÷ 631.20 shares)(a)		$28.65
Convertible Securities:
Net Asset Value, offering price and redemption price per share ($1,372,217 ÷ 47,414.15 shares)		$28.94
Class I:
Net Asset Value, offering price and redemption price per share ($33,548 ÷ 1,160.87 shares)		$28.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$10,726
Interest		11,196
Income from Fidelity Central Funds		185
Total income		22,107
Expenses
Management fee
Basic fee	$3,247
Performance adjustment	(1,337)
Transfer agent fees	1,115
Distribution and service plan fees	145
Accounting and security lending fees	231
Custodian fees and expenses	20
Independent trustees' fees and expenses	3
Registration fees	69
Audit	41
Legal	2
Interest	2
Miscellaneous	5
Total expenses before reductions	3,543
Expense reductions	(51)
Total expenses after reductions		3,492
Net investment income (loss)		18,615
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	72,106
Total net realized gain (loss)		72,106
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(24,010)
Total change in net unrealized appreciation (depreciation)		(24,010)
Net gain (loss)		48,096
Net increase (decrease) in net assets resulting from operations		$66,711

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,615	$46,697
Net realized gain (loss)	72,106	24,125
Change in net unrealized appreciation (depreciation)	(24,010)	91,806
Net increase (decrease) in net assets resulting from operations	66,711	162,628
Distributions to shareholders from net investment income	(18,761)	(44,979)
Distributions to shareholders from net realized gain	(30,679)	(24,545)
Total distributions	(49,440)	(69,524)
Share transactions - net increase (decrease)	(94,576)	(183,817)
Total increase (decrease) in net assets	(77,305)	(90,713)
Net Assets
Beginning of period	1,527,357	1,618,070
End of period	$1,450,052	$1,527,357
Other Information
Undistributed net investment income end of period	$13,136	$13,282

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Convertible Securities Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.49	$26.85	$29.56	$33.42	$30.79	$25.08
Income from Investment Operations
Net investment income (loss)A	.32	.75	.81B	.66	.51	.57
Net realized and unrealized gain (loss)	.92	2.02C	(.69)	(2.81)	2.81D	5.88
Total from investment operations	1.24	2.77	.12	(2.15)	3.32	6.45
Distributions from net investment income	(.32)	(.71)	(.83)	(.61)	(.48)	(.74)
Distributions from net realized gain	(.58)	(.42)	(2.00)	(1.10)	(.21)	–
Total distributions	(.90)	(1.13)	(2.83)	(1.71)	(.69)	(.74)
Net asset value, end of period	$28.83	$28.49	$26.85	$29.56	$33.42	$30.79
Total ReturnE,F,G	4.50%	10.57%C	.83%	(6.60)%	10.95%D	26.12%
Ratios to Average Net AssetsH,I
Expenses before reductions	.75%J	.74%	.73%	.84%	.86%	.99%
Expenses net of fee waivers, if any	.75%J	.74%	.73%	.84%	.85%	.99%
Expenses net of all reductions	.75%J	.74%	.73%	.84%	.85%	.99%
Net investment income (loss)	2.25%J	2.71%	3.08%B	2.09%	1.60%	1.99%
Supplemental Data
Net assets, end of period (in millions)	$20	$21	$29	$56	$150	$113
Portfolio turnover rateK	174%J	110%	112%	19%	23%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.71%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.28%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.58%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.47	$26.86	$29.56	$33.44	$30.80	$25.09
Income from Investment Operations
Net investment income (loss)A	.28	.68	.73B	.57	.42	.48
Net realized and unrealized gain (loss)	.93	2.01C	(.68)	(2.82)	2.82D	5.89
Total from investment operations	1.21	2.69	.05	(2.25)	3.24	6.37
Distributions from net investment income	(.26)	(.66)	(.75)	(.53)	(.39)	(.66)
Distributions from net realized gain	(.58)	(.42)	(2.00)	(1.10)	(.21)	–
Total distributions	(.84)	(1.08)	(2.75)	(1.63)	(.60)	(.66)
Net asset value, end of period	$28.84	$28.47	$26.86	$29.56	$33.44	$30.80
Total ReturnE,F,G	4.35%	10.26%C	.53%	(6.91)%	10.67%D	25.73%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.03%J	1.01%	1.04%	1.12%	1.14%	1.30%
Expenses net of fee waivers, if any	1.03%J	1.01%	1.04%	1.12%	1.14%	1.30%
Expenses net of all reductions	1.02%J	1.01%	1.04%	1.12%	1.14%	1.30%
Net investment income (loss)	1.98%J	2.44%	2.77%B	1.81%	1.32%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$6	$14	$7	$9	$14	$11
Portfolio turnover rateK	174%J	110%	112%	19%	23%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.40%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.97%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.30%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.31	$26.68	$29.37	$33.23	$30.63	$24.97
Income from Investment Operations
Net investment income (loss)A	.21	.54	.60B	.42	.27	.34
Net realized and unrealized gain (loss)	.92	2.01C	(.67)	(2.80)	2.80D	5.87
Total from investment operations	1.13	2.55	(.07)	(2.38)	3.07	6.21
Distributions from net investment income	(.21)	(.50)	(.62)	(.38)	(.26)	(.55)
Distributions from net realized gain	(.58)	(.42)	(2.00)	(1.10)	(.21)	–
Total distributions	(.79)	(.92)	(2.62)	(1.48)	(.47)	(.55)
Net asset value, end of period	$28.65	$28.31	$26.68	$29.37	$33.23	$30.63
Total ReturnE,F,G	4.10%	9.75%C	.09%	(7.35)%	10.13%D	25.12%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.50%J	1.50%	1.50%	1.60%	1.62%	1.78%
Expenses net of fee waivers, if any	1.50%J	1.49%	1.49%	1.60%	1.62%	1.77%
Expenses net of all reductions	1.49%J	1.49%	1.49%	1.59%	1.62%	1.77%
Net investment income (loss)	1.51%J	1.96%	2.32%B	1.33%	.84%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$18	$19	$24	$39	$48	$28
Portfolio turnover rateK	174%J	110%	112%	19%	23%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.95%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.46%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 9.76%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.59	$26.95	$29.66	$33.56	$30.90	$25.16
Income from Investment Operations
Net investment income (loss)A	.36	.83	.88B	.75	.60	.64
Net realized and unrealized gain (loss)	.94	2.02C	(.68)	(2.83)	2.83D	5.91
Total from investment operations	1.30	2.85	.20	(2.08)	3.43	6.55
Distributions from net investment income	(.37)	(.80)	(.92)	(.72)	(.56)	(.81)
Distributions from net realized gain	(.58)	(.42)	(2.00)	(1.10)	(.21)	–
Total distributions	(.95)	(1.21)E	(2.91)F	(1.82)	(.77)	(.81)
Net asset value, end of period	$28.94	$28.59	$26.95	$29.66	$33.56	$30.90
Total ReturnG,H	4.67%	10.88%C	1.13%	(6.38)%	11.28%D	26.44%
Ratios to Average Net AssetsI,J
Expenses before reductions	.46%K	.45%	.45%	.56%	.58%	.73%
Expenses net of fee waivers, if any	.46%K	.45%	.45%	.56%	.58%	.72%
Expenses net of all reductions	.45%K	.45%	.45%	.56%	.58%	.72%
Net investment income (loss)	2.55%K	3.00%	3.36%B	2.37%	1.88%	2.26%
Supplemental Data
Net assets, end of period (in millions)	$1,372	$1,432	$1,490	$1,823	$2,307	$2,109
Portfolio turnover rateL	174%K	110%	112%	19%	23%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.99%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.59%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.91%.

 E Total distributions of $1.21 per share is comprised of distributions from net investment income of $.799 and distributions from net realized gain of $.415 per share.

 F Total distributions of $2.91 per share is comprised of distributions from net investment income of $.916 and distributions from net realized gain of $1.997 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.55	$26.91	$29.62	$33.51	$30.86	$25.13
Income from Investment Operations
Net investment income (loss)A	.36	.83	.88B	.74	.59	.64
Net realized and unrealized gain (loss)	.93	2.02C	(.68)	(2.82)	2.83D	5.89
Total from investment operations	1.29	2.85	.20	(2.08)	3.42	6.53
Distributions from net investment income	(.36)	(.79)	(.91)	(.71)	(.56)	(.80)
Distributions from net realized gain	(.58)	(.42)	(2.00)	(1.10)	(.21)	–
Total distributions	(.94)	(1.21)	(2.91)	(1.81)	(.77)	(.80)
Net asset value, end of period	$28.90	$28.55	$26.91	$29.62	$33.51	$30.86
Total ReturnE,F	4.66%	10.87%C	1.11%	(6.39)%	11.25%D	26.42%
Ratios to Average Net AssetsG,H
Expenses before reductions	.48%I	.47%	.47%	.58%	.61%	.76%
Expenses net of fee waivers, if any	.47%I	.47%	.47%	.58%	.61%	.76%
Expenses net of all reductions	.47%I	.47%	.47%	.58%	.61%	.76%
Net investment income (loss)	2.53%I	2.98%	3.35%B	2.35%	1.85%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$34	$41	$68	$128	$159	$92
Portfolio turnover rateJ	174%I	110%	112%	19%	23%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.98%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.58%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.88%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Convertible Securities and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, deferred trustees compensation, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$133,441
Gross unrealized depreciation	(42,326)
Net unrealized appreciation (depreciation)	$91,115
Tax cost	$1,358,257

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(6,895)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,088,698 and $1,352,602, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the BofA Merrill LynchSM All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .26% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$25	$–(a)
Class M	.25%	.25%	27	–(a)
Class C	.75%	.25%	93	5
			$145	$5

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3
Class M	1
Class C(a)	–(b)
$4

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$20.19
Class M	11.21
Class C	17.19
Convertible Securities	1,038.15
Class I	29.17
	$1,115

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$3,635	1.61%	$2

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Class A	$232	$630
Class M	98	267
Class C	137	395
Convertible Securities	17,846	42,192
Class I	448	1,495
Total	$18,761	$44,979
From net realized gain
Class A	$428	$444
Class M	304	102
Class C	385	357
Convertible Securities	28,755	22,674
Class I	807	968
Total	$30,679	$24,545

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Class A
Shares sold	48	106	$1,377	$2,921
Reinvestment of distributions	23	37	632	1,008
Shares redeemed	(113)	(502)	(3,204)	(13,796)
Net increase (decrease)	(42)	(359)	$(1,195)	$(9,867)
Class M
Shares sold	58	616	$1,649	$17,118
Reinvestment of distributions	14	13	399	364
Shares redeemed	(369)	(366)	(10,262)	(10,224)
Net increase (decrease)	(297)	263	$(8,214)	$7,258
Class C
Shares sold	36	64	$1,027	$1,763
Reinvestment of distributions	18	25	489	686
Shares redeemed	(105)	(308)	(2,954)	(8,438)
Net increase (decrease)	(51)	(219)	$(1,438)	$(5,989)
Convertible Securities
Shares sold	1,001	3,155	$28,421	$86,877
Reinvestment of distributions	1,457	2,104	40,682	57,338
Shares redeemed	(5,118)	(10,453)	(145,347)	(289,022)
Net increase (decrease)	(2,660)	(5,194)	$(76,244)	$(144,807)
Class I
Shares sold	131	785	$3,714	$21,690
Reinvestment of distributions	40	73	1,107	1,977
Shares redeemed	(436)	(1,970)	(12,306)	(54,079)
Net increase (decrease)	(265)	(1,112)	$(7,485)	$(30,412)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	.75%
Actual		$1,000.00	$1,045.00	$3.82
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class M	1.03%
Actual		$1,000.00	$1,043.50	$5.25
Hypothetical-C		$1,000.00	$1,019.80	$5.19
Class C	1.50%
Actual		$1,000.00	$1,041.00	$7.63
Hypothetical-C		$1,000.00	$1,017.45	$7.54
Convertible Securities	.46%
Actual		$1,000.00	$1,046.70	$2.35
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Class I	.47%
Actual		$1,000.00	$1,046.60	$2.40
Hypothetical-C		$1,000.00	$1,022.59	$2.37

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ACVS-SANN-0718
1.884070.109

Fidelity® Convertible Securities Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2018

(excluding cash equivalents)	% of fund's net assets
U.S. Treasury Notes 2.375% 1/31/23	5.0
Micron Technology, Inc. 3% 11/15/43	3.1
Vistra Energy Corp. 7.00%	2.7
Twitter, Inc. 1% 9/15/21	2.5
Microchip Technology, Inc. 1.625% 2/15/27	2.4
Extra Space Storage LP 3.125% 10/1/35	2.3
U.S. Treasury Notes 2.375% 5/15/27	2.2
Apple, Inc.	2.2
Sempra Energy Series A, 6.00%	2.1
Bunge Ltd. 4.875%	2.1
26.6

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	32.8
Energy	12.6
Utilities	12.3
Consumer Discretionary	10.0
Health Care	8.0

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Convertible Securities	81.8%
Stocks	10.7%
U.S. Government and U.S. Government Agency Obligations	7.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments – 7.4%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 63.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.3%
Tesla, Inc. 2.375% 3/15/22	$4,830	$5,180
Hotels, Restaurants & Leisure - 1.5%
Caesars Entertainment Corp. 5% 10/1/24	11,600	21,458
Internet & Direct Marketing Retail - 2.0%
Liberty Expedia Holdings, Inc. 1% 6/30/47 (a)	4,830	4,729
The Booking Holdings, Inc.:
0.35% 6/15/20	9,450	15,297
0.9% 9/15/21	6,870	8,412
		28,438
Media - 6.2%
DISH Network Corp. 3.375% 8/15/26	32,750	29,043
Gannett Co., Inc. 4.75% 4/15/24 (a)	1,700	1,831
Liberty Media Corp.:
1% 1/30/23	10,820	11,560
1.375% 10/15/23	22,270	27,497
2.125% 3/31/48 (a)	4,930	5,029
Live Nation Entertainment, Inc.:
2.5% 5/15/19	9,070	11,567
2.5% 3/15/23 (a)	3,700	3,708
		90,235

TOTAL CONSUMER DISCRETIONARY		145,311

CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
Vector Group Ltd. 2.5% 1/15/19 (b)	4,670	6,280
ENERGY - 5.1%
Energy Equipment & Services - 1.0%
Ensco Jersey Finance Ltd. 3% 1/31/24	13,650	12,264
Oil States International, Inc. 1.5% 2/15/23 (a)	2,100	2,304
Vantage Drilling Co. 5.5% 7/15/43 (a)(c)(d)	20,000	600
		15,168
Oil, Gas & Consumable Fuels - 4.1%
Chesapeake Energy Corp. 5.5% 9/15/26	25,035	24,160
Oasis Petroleum, Inc. 2.625% 9/15/23	3,650	4,715
Scorpio Tankers, Inc.:
2.375% 7/1/19 (a)	1,980	1,909
3% 5/15/22 unit	17,872	17,872
Ship Finance International Ltd. 4.875% 5/1/23	3,600	3,589
SM Energy Co. 1.5% 7/1/21	4,850	5,066
Teekay Corp. 5% 1/15/23 (a)	2,180	2,095
		59,406

TOTAL ENERGY		74,574

FINANCIALS - 1.1%
Banks - 0.1%
Hope Bancorp, Inc. 2% 5/15/38 unit (a)	1,800	1,790
Diversified Financial Services - 0.5%
IAC Financeco, Inc. 0.875% 10/1/22 (a)	5,760	6,878
Insurance - 0.5%
AXA SA 7.25% 5/15/21 unit (a)	3,600	3,881
FNF Group 4.25% 8/15/18	1,110	3,198
		7,079

TOTAL FINANCIALS		15,747

HEALTH CARE - 6.4%
Biotechnology - 3.0%
Acorda Therapeutics, Inc. 1.75% 6/15/21	3,500	3,263
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25	2,500	2,754
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	5,110	5,064
1.5% 10/15/20	6,045	6,999
Clovis Oncology, Inc. 2.5% 9/15/21	4,000	4,389
Exact Sciences Corp. 1% 1/15/25	2,500	2,648
Flexion Therapeutics, Inc. 3.375% 5/1/24	7,630	9,662
Ligand Pharmaceuticals, Inc. 0.75% 5/15/23 unit (a)	3,600	3,536
Novavax, Inc. 3.75% 2/1/23	1,700	1,098
Sarepta Therapeutics, Inc. 1.5% 11/15/24 (a)	3,200	4,746
		44,159
Health Care Equipment & Supplies - 0.6%
DexCom, Inc. 0.75% 5/15/22 (a)	4,400	4,871
Insulet Corp. 1.375% 11/15/24 (a)	3,440	4,049
		8,920
Health Care Providers & Services - 0.8%
Brookdale Senior Living, Inc. 2.75% 6/15/18	11,019	10,999
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. 2.5% 3/15/23 (a)	1,600	1,383
Illumina, Inc. 0.5% 6/15/21 unit	3,000	3,930
		5,313
Pharmaceuticals - 1.6%
ANI Pharmaceuticals, Inc. 3% 12/1/19	4,970	5,575
Dermira, Inc. 3% 5/15/22	1,950	1,543
Jazz Investments I Ltd.:
1.5% 8/15/24 (a)	3,600	3,679
1.875% 8/15/21	6,790	7,298
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23 (a)	2,380	2,793
Theravance Biopharma, Inc. 3.25% 11/1/23	2,550	2,577
		23,465

TOTAL HEALTH CARE		92,856

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.3%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	3,040	3,951
Building Products - 0.2%
Patrick Industries, Inc. 1% 2/1/23 (a)	2,750	2,696
Construction & Engineering - 0.3%
Dycom Industries, Inc. 0.75% 9/15/21	3,470	4,025
Electrical Equipment - 1.9%
General Cable Corp. 4.5% 11/15/29 (e)	4,540	4,817
SolarCity Corp.:
1.625% 11/1/19	22,950	21,198
2.75% 11/1/18	1,810	1,781
		27,796
Machinery - 1.4%
Chart Industries, Inc. 1% 11/15/24 (a)	2,100	2,629
Greenbrier Companies, Inc. 2.875% 2/1/24	3,320	3,749
Meritor, Inc. 3.25% 10/15/37 (a)	1,360	1,362
Navistar International Corp. New 4.75% 4/15/19	4,580	4,723
Trinity Industries, Inc. 3.875% 6/1/36	5,700	8,141
		20,604

TOTAL INDUSTRIALS		59,072

INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 0.7%
Liberty Interactive LLC 1.75% 9/30/46 (a)	6,870	7,099
Lumentum Holdings, Inc. 0.25% 3/15/24	2,000	2,389
		9,488
Internet Software & Services - 8.5%
Akamai Technologies, Inc.:
0% 2/15/19	3,557	3,588
0.125% 5/1/25 unit (a)	4,900	4,967
Carbonite, Inc. 2.5% 4/1/22	4,210	6,793
Coupa Software, Inc. 0.375% 1/15/23 (a)	3,070	4,070
Gogo, Inc. 3.75% 3/1/20	3,100	2,604
j2 Global, Inc. 3.25% 6/15/29 unit	2,000	2,667
New Relic, Inc. 0.5% 5/1/23 unit (a)	2,600	2,861
Nutanix, Inc. 0% 1/15/23 (a)	3,200	4,090
Pandora Media, Inc.:
1.75% 12/1/20	3,189	3,002
1.75% 12/1/23 unit	9,568	9,580
Quotient Technology, Inc. 1.75% 12/1/22 (a)	2,720	2,820
Twilio, Inc. 0.25% 6/1/23 unit (a)	2,600	2,657
Twitter, Inc.:
0.25% 9/15/19	17,200	16,602
1% 9/15/21	38,036	35,826
Web.com Group, Inc. 1% 8/15/18	2,140	2,130
Yahoo!, Inc. 0% 12/1/18	13,500	19,503
		123,760
IT Services - 1.6%
Square, Inc. 0.375% 3/1/22	9,020	22,972
Semiconductors & Semiconductor Equipment - 12.0%
Advanced Micro Devices, Inc. 2.125% 9/1/26	3,880	7,190
Cypress Semiconductor Corp.:
2% 2/1/23 (a)	660	706
4.5% 1/15/22	3,510	4,844
Intel Corp. 3.25% 8/1/39	10,165	26,964
Microchip Technology, Inc.:
1.625% 2/15/25	10,760	20,421
1.625% 2/15/27	27,090	34,439
Micron Technology, Inc. 3% 11/15/43	23,090	45,449
NXP Semiconductors NV 1% 12/1/19	7,820	9,550
ON Semiconductor Corp. 1.625% 10/15/23	16,030	22,490
Rambus, Inc. 1.375% 2/1/23 (a)	1,580	1,553
		173,606
Software - 5.9%
Atlassian, Inc. 0.625% 5/1/23 unit (a)	3,600	3,768
Citrix Systems, Inc. 0.5% 4/15/19	8,630	12,627
Everbridge, Inc. 1.5% 11/1/22	2,120	3,105
FireEye, Inc. 1.625% 6/1/35	7,640	7,014
Guidewire Software, Inc. 1.25% 3/15/25	3,000	3,124
Nice Systems, Inc. 1.25% 1/15/24	4,790	6,464
Nuance Communications, Inc.:
1% 12/15/35	8,050	7,228
1.25% 4/1/25	5,280	4,874
Red Hat, Inc. 0.25% 10/1/19	4,660	10,288
RingCentral, Inc. 0% 3/15/23 (a)	5,900	6,551
ServiceNow, Inc. 0% 11/1/18	2,630	6,316
Workday, Inc. 1.5% 7/15/20	7,330	12,146
Zendesk, Inc. 0.25% 3/15/23 (a)	1,500	1,637
		85,142
Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc. 0.125% 4/15/23 unit (a)	4,570	4,801

TOTAL INFORMATION TECHNOLOGY		419,769

MATERIALS - 1.7%
Metals & Mining - 1.7%
Allegheny Technologies, Inc. 4.75% 7/1/22	2,970	6,289
Cliffs Natural Resources, Inc. 1.5% 1/15/25	9,120	11,113
Endeavour Mining Corp. 3% 2/15/23 (a)	4,260	4,303
Ssr Mining, Inc. 2.875% 2/1/33	2,500	2,477
		24,182
REAL ESTATE - 2.3%
Real Estate Management & Development - 2.3%
Extra Space Storage LP 3.125% 10/1/35 (a)	29,200	33,171
UTILITIES - 3.1%
Independent Power and Renewable Electricity Producers - 3.1%
NextEra Energy Partners LP 1.5% 9/15/20 (a)	8,750	8,756
NRG Energy, Inc. 2.75% 6/1/48 unit (a)	7,900	8,065
NRG Yield, Inc.:
3.25% 6/1/20 (a)	7,650	7,597
3.5% 2/1/19 (a)	20,645	20,533
		44,951
TOTAL CONVERTIBLE BONDS
(Cost $847,944)		915,913

U.S. Treasury Obligations - 7.2%
U.S. Treasury Notes:
2.375% 1/31/23	$73,376	$72,402
2.375% 5/15/27	33,545	32,274
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $104,288)		104,676
	Shares	Value (000s)

Common Stocks - 10.7%
ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
California Resources Corp. (f)(g)	115,600	$4,247
Cheniere Energy, Inc. (f)	125,100	8,334
Enterprise Products Partners LP	686,600	19,843
Magellan Midstream Partners LP	138,900	9,709
MPLX LP	247,300	8,881
Plains All American Pipeline LP	255,700	6,009
Scorpio Tankers, Inc.	2,267,266	6,575
Sunoco Logistics Partners, LP	356,285	9,477
Targa Resources Corp.	217,000	10,553
Whiting Petroleum Corp. (f)	82,800	4,340
		87,968
INFORMATION TECHNOLOGY - 3.8%
Internet Software & Services - 1.2%
Twitter, Inc. (f)	498,756	17,307
Software - 0.4%
Salesforce.com, Inc. (f)	45,578	5,895
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	172,100	32,160

TOTAL INFORMATION TECHNOLOGY		55,362

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (f)	55,284	3,079
UTILITIES - 0.6%
Electric Utilities - 0.6%
Vistra Energy Corp. (f)	355,860	8,729
TOTAL COMMON STOCKS
(Cost $137,738)		155,138

Convertible Preferred Stocks - 18.6%
CONSUMER STAPLES - 2.8%
Food Products - 2.8%
Bunge Ltd. 4.875%	286,200	30,604
Post Holdings, Inc. Series C, 2.50%	71,600	10,457
		41,061
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. Series A, 6.00% (f)	81,000	4,107
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp. Series A, 5.75% (a)	6,100	3,646
Hess Corp. Series A, 8.00%	170,600	11,645
Kinder Morgan, Inc. Series A, 9.75%	48,900	1,592
		16,883

TOTAL ENERGY		20,990

FINANCIALS - 2.9%
Banks - 2.9%
Bank of America Corp. Series L, 7.25%	14,088	17,832
Wells Fargo & Co. 7.50%	19,663	24,668
		42,500
HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co. Series A, 6.125%	392,600	22,758
INDUSTRIALS - 0.6%
Machinery - 0.6%
Rexnord Corp. Series A, 5.75%	47,337	2,952
Stanley Black & Decker, Inc. 5.375%	56,800	6,040
		8,992
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Crown Castle International Corp. Series A, 6.875%	9,200	9,598
UTILITIES - 8.6%
Electric Utilities - 3.8%
NextEra Energy, Inc. 6.123%	276,000	15,667
Vistra Energy Corp. 7.00%	398,500	39,173
		54,840
Gas Utilities - 0.3%
South Jersey Industries, Inc. 7.25%	68,000	3,736
Multi-Utilities - 4.5%
CenterPoint Energy, Inc. 2.00% ZENS	429,350	27,191
Dominion Resources, Inc. Series A, 6.75%	158,600	6,988
Sempra Energy Series A, 6.00%	316,200	31,349
		65,528

TOTAL UTILITIES		124,104

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $258,240)		270,003

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 1.76% (h)	948,715	949
Fidelity Securities Lending Cash Central Fund 1.76% (h)(i)	2,692,531	2,693
TOTAL MONEY MARKET FUNDS
(Cost $3,642)		3,642
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,351,852)		1,449,372
NET OTHER ASSETS (LIABILITIES) - 0.0%		680
NET ASSETS - 100%		$1,450,052

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,149,000 or 13.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Level 3 security

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$184
Fidelity Securities Lending Cash Central Fund	1
Total	$185

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Staples	$41,061	$--	$41,061	$--
Energy	108,958	92,075	16,883	--
Financials	42,500	--	42,500	--
Health Care	22,758	--	22,758	--
Industrials	8,992	--	8,992	--
Information Technology	55,362	55,362	--	--
Real Estate	9,598	--	9,598	--
Telecommunication Services	3,079	3,079	--	--
Utilities	132,833	8,729	124,104	--
Corporate Bonds	915,913	--	915,313	600
U.S. Government and Government Agency Obligations	104,676	--	104,676	--
Money Market Funds	3,642	3,642	--	--
Total Investments in Securities:	$1,449,372	$162,887	$1,285,885	$600

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	7.2%
AAA,AA,A	1.9%
BBB	3.8%
BB	14.2%
B	6.1%
CCC,CC,C	2.5%
Not Rated	34.7%
Equities	29.3%
Short-Term Investments and Net Other Assets	0.3%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,748) — See accompanying schedule: Unaffiliated issuers (cost $1,348,210)	$1,445,730
Fidelity Central Funds (cost $3,642)	3,642
Total Investment in Securities (cost $1,351,852)		$1,449,372
Receivable for investments sold		14,931
Receivable for fund shares sold		285
Dividends receivable		1,161
Interest receivable		4,520
Distributions receivable from Fidelity Central Funds		4
Other receivables		30
Total assets		1,470,303
Liabilities
Payable for investments purchased	$16,375
Payable for fund shares redeemed	583
Accrued management fee	315
Distribution and service plan fees payable	22
Other affiliated payables	220
Other payables and accrued expenses	43
Collateral on securities loaned	2,693
Total liabilities		20,251
Net Assets		$1,450,052
Net Assets consist of:
Paid in capital		$1,319,107
Undistributed net investment income		13,136
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,289
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		97,520
Net Assets		$1,450,052
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($20,090 ÷ 696.75 shares)		$28.83
Maximum offering price per share (100/94.25 of $28.83)		$30.59
Class M:
Net Asset Value and redemption price per share ($6,113 ÷ 211.95 shares)		$28.84
Maximum offering price per share (100/96.50 of $28.84)		$29.89
Class C:
Net Asset Value and offering price per share ($18,084 ÷ 631.20 shares)(a)		$28.65
Convertible Securities:
Net Asset Value, offering price and redemption price per share ($1,372,217 ÷ 47,414.15 shares)		$28.94
Class I:
Net Asset Value, offering price and redemption price per share ($33,548 ÷ 1,160.87 shares)		$28.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$10,726
Interest		11,196
Income from Fidelity Central Funds		185
Total income		22,107
Expenses
Management fee
Basic fee	$3,247
Performance adjustment	(1,337)
Transfer agent fees	1,115
Distribution and service plan fees	145
Accounting and security lending fees	231
Custodian fees and expenses	20
Independent trustees' fees and expenses	3
Registration fees	69
Audit	41
Legal	2
Interest	2
Miscellaneous	5
Total expenses before reductions	3,543
Expense reductions	(51)
Total expenses after reductions		3,492
Net investment income (loss)		18,615
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	72,106
Total net realized gain (loss)		72,106
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(24,010)
Total change in net unrealized appreciation (depreciation)		(24,010)
Net gain (loss)		48,096
Net increase (decrease) in net assets resulting from operations		$66,711

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,615	$46,697
Net realized gain (loss)	72,106	24,125
Change in net unrealized appreciation (depreciation)	(24,010)	91,806
Net increase (decrease) in net assets resulting from operations	66,711	162,628
Distributions to shareholders from net investment income	(18,761)	(44,979)
Distributions to shareholders from net realized gain	(30,679)	(24,545)
Total distributions	(49,440)	(69,524)
Share transactions - net increase (decrease)	(94,576)	(183,817)
Total increase (decrease) in net assets	(77,305)	(90,713)
Net Assets
Beginning of period	1,527,357	1,618,070
End of period	$1,450,052	$1,527,357
Other Information
Undistributed net investment income end of period	$13,136	$13,282

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Convertible Securities Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.49	$26.85	$29.56	$33.42	$30.79	$25.08
Income from Investment Operations
Net investment income (loss)A	.32	.75	.81B	.66	.51	.57
Net realized and unrealized gain (loss)	.92	2.02C	(.69)	(2.81)	2.81D	5.88
Total from investment operations	1.24	2.77	.12	(2.15)	3.32	6.45
Distributions from net investment income	(.32)	(.71)	(.83)	(.61)	(.48)	(.74)
Distributions from net realized gain	(.58)	(.42)	(2.00)	(1.10)	(.21)	–
Total distributions	(.90)	(1.13)	(2.83)	(1.71)	(.69)	(.74)
Net asset value, end of period	$28.83	$28.49	$26.85	$29.56	$33.42	$30.79
Total ReturnE,F,G	4.50%	10.57%C	.83%	(6.60)%	10.95%D	26.12%
Ratios to Average Net AssetsH,I
Expenses before reductions	.75%J	.74%	.73%	.84%	.86%	.99%
Expenses net of fee waivers, if any	.75%J	.74%	.73%	.84%	.85%	.99%
Expenses net of all reductions	.75%J	.74%	.73%	.84%	.85%	.99%
Net investment income (loss)	2.25%J	2.71%	3.08%B	2.09%	1.60%	1.99%
Supplemental Data
Net assets, end of period (in millions)	$20	$21	$29	$56	$150	$113
Portfolio turnover rateK	174%J	110%	112%	19%	23%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.71%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.28%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.58%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.47	$26.86	$29.56	$33.44	$30.80	$25.09
Income from Investment Operations
Net investment income (loss)A	.28	.68	.73B	.57	.42	.48
Net realized and unrealized gain (loss)	.93	2.01C	(.68)	(2.82)	2.82D	5.89
Total from investment operations	1.21	2.69	.05	(2.25)	3.24	6.37
Distributions from net investment income	(.26)	(.66)	(.75)	(.53)	(.39)	(.66)
Distributions from net realized gain	(.58)	(.42)	(2.00)	(1.10)	(.21)	–
Total distributions	(.84)	(1.08)	(2.75)	(1.63)	(.60)	(.66)
Net asset value, end of period	$28.84	$28.47	$26.86	$29.56	$33.44	$30.80
Total ReturnE,F,G	4.35%	10.26%C	.53%	(6.91)%	10.67%D	25.73%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.03%J	1.01%	1.04%	1.12%	1.14%	1.30%
Expenses net of fee waivers, if any	1.03%J	1.01%	1.04%	1.12%	1.14%	1.30%
Expenses net of all reductions	1.02%J	1.01%	1.04%	1.12%	1.14%	1.30%
Net investment income (loss)	1.98%J	2.44%	2.77%B	1.81%	1.32%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$6	$14	$7	$9	$14	$11
Portfolio turnover rateK	174%J	110%	112%	19%	23%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.40%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.97%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.30%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.31	$26.68	$29.37	$33.23	$30.63	$24.97
Income from Investment Operations
Net investment income (loss)A	.21	.54	.60B	.42	.27	.34
Net realized and unrealized gain (loss)	.92	2.01C	(.67)	(2.80)	2.80D	5.87
Total from investment operations	1.13	2.55	(.07)	(2.38)	3.07	6.21
Distributions from net investment income	(.21)	(.50)	(.62)	(.38)	(.26)	(.55)
Distributions from net realized gain	(.58)	(.42)	(2.00)	(1.10)	(.21)	–
Total distributions	(.79)	(.92)	(2.62)	(1.48)	(.47)	(.55)
Net asset value, end of period	$28.65	$28.31	$26.68	$29.37	$33.23	$30.63
Total ReturnE,F,G	4.10%	9.75%C	.09%	(7.35)%	10.13%D	25.12%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.50%J	1.50%	1.50%	1.60%	1.62%	1.78%
Expenses net of fee waivers, if any	1.50%J	1.49%	1.49%	1.60%	1.62%	1.77%
Expenses net of all reductions	1.49%J	1.49%	1.49%	1.59%	1.62%	1.77%
Net investment income (loss)	1.51%J	1.96%	2.32%B	1.33%	.84%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$18	$19	$24	$39	$48	$28
Portfolio turnover rateK	174%J	110%	112%	19%	23%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.95%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.46%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 9.76%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.59	$26.95	$29.66	$33.56	$30.90	$25.16
Income from Investment Operations
Net investment income (loss)A	.36	.83	.88B	.75	.60	.64
Net realized and unrealized gain (loss)	.94	2.02C	(.68)	(2.83)	2.83D	5.91
Total from investment operations	1.30	2.85	.20	(2.08)	3.43	6.55
Distributions from net investment income	(.37)	(.80)	(.92)	(.72)	(.56)	(.81)
Distributions from net realized gain	(.58)	(.42)	(2.00)	(1.10)	(.21)	–
Total distributions	(.95)	(1.21)E	(2.91)F	(1.82)	(.77)	(.81)
Net asset value, end of period	$28.94	$28.59	$26.95	$29.66	$33.56	$30.90
Total ReturnG,H	4.67%	10.88%C	1.13%	(6.38)%	11.28%D	26.44%
Ratios to Average Net AssetsI,J
Expenses before reductions	.46%K	.45%	.45%	.56%	.58%	.73%
Expenses net of fee waivers, if any	.46%K	.45%	.45%	.56%	.58%	.72%
Expenses net of all reductions	.45%K	.45%	.45%	.56%	.58%	.72%
Net investment income (loss)	2.55%K	3.00%	3.36%B	2.37%	1.88%	2.26%
Supplemental Data
Net assets, end of period (in millions)	$1,372	$1,432	$1,490	$1,823	$2,307	$2,109
Portfolio turnover rateL	174%K	110%	112%	19%	23%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.99%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.59%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.91%.

 E Total distributions of $1.21 per share is comprised of distributions from net investment income of $.799 and distributions from net realized gain of $.415 per share.

 F Total distributions of $2.91 per share is comprised of distributions from net investment income of $.916 and distributions from net realized gain of $1.997 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.55	$26.91	$29.62	$33.51	$30.86	$25.13
Income from Investment Operations
Net investment income (loss)A	.36	.83	.88B	.74	.59	.64
Net realized and unrealized gain (loss)	.93	2.02C	(.68)	(2.82)	2.83D	5.89
Total from investment operations	1.29	2.85	.20	(2.08)	3.42	6.53
Distributions from net investment income	(.36)	(.79)	(.91)	(.71)	(.56)	(.80)
Distributions from net realized gain	(.58)	(.42)	(2.00)	(1.10)	(.21)	–
Total distributions	(.94)	(1.21)	(2.91)	(1.81)	(.77)	(.80)
Net asset value, end of period	$28.90	$28.55	$26.91	$29.62	$33.51	$30.86
Total ReturnE,F	4.66%	10.87%C	1.11%	(6.39)%	11.25%D	26.42%
Ratios to Average Net AssetsG,H
Expenses before reductions	.48%I	.47%	.47%	.58%	.61%	.76%
Expenses net of fee waivers, if any	.47%I	.47%	.47%	.58%	.61%	.76%
Expenses net of all reductions	.47%I	.47%	.47%	.58%	.61%	.76%
Net investment income (loss)	2.53%I	2.98%	3.35%B	2.35%	1.85%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$34	$41	$68	$128	$159	$92
Portfolio turnover rateJ	174%I	110%	112%	19%	23%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.98%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.58%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.88%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Convertible Securities and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, deferred trustees compensation, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$133,441
Gross unrealized depreciation	(42,326)
Net unrealized appreciation (depreciation)	$91,115
Tax cost	$1,358,257

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(6,895)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,088,698 and $1,352,602, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the BofA Merrill LynchSM All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .26% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$25	$–(a)
Class M	.25%	.25%	27	–(a)
Class C	.75%	.25%	93	5
			$145	$5

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3
Class M	1
Class C(a)	–(b)
$4

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$20.19
Class M	11.21
Class C	17.19
Convertible Securities	1,038.15
Class I	29.17
	$1,115

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$3,635	1.61%	$2

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Class A	$232	$630
Class M	98	267
Class C	137	395
Convertible Securities	17,846	42,192
Class I	448	1,495
Total	$18,761	$44,979
From net realized gain
Class A	$428	$444
Class M	304	102
Class C	385	357
Convertible Securities	28,755	22,674
Class I	807	968
Total	$30,679	$24,545

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Class A
Shares sold	48	106	$1,377	$2,921
Reinvestment of distributions	23	37	632	1,008
Shares redeemed	(113)	(502)	(3,204)	(13,796)
Net increase (decrease)	(42)	(359)	$(1,195)	$(9,867)
Class M
Shares sold	58	616	$1,649	$17,118
Reinvestment of distributions	14	13	399	364
Shares redeemed	(369)	(366)	(10,262)	(10,224)
Net increase (decrease)	(297)	263	$(8,214)	$7,258
Class C
Shares sold	36	64	$1,027	$1,763
Reinvestment of distributions	18	25	489	686
Shares redeemed	(105)	(308)	(2,954)	(8,438)
Net increase (decrease)	(51)	(219)	$(1,438)	$(5,989)
Convertible Securities
Shares sold	1,001	3,155	$28,421	$86,877
Reinvestment of distributions	1,457	2,104	40,682	57,338
Shares redeemed	(5,118)	(10,453)	(145,347)	(289,022)
Net increase (decrease)	(2,660)	(5,194)	$(76,244)	$(144,807)
Class I
Shares sold	131	785	$3,714	$21,690
Reinvestment of distributions	40	73	1,107	1,977
Shares redeemed	(436)	(1,970)	(12,306)	(54,079)
Net increase (decrease)	(265)	(1,112)	$(7,485)	$(30,412)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	.75%
Actual		$1,000.00	$1,045.00	$3.82
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class M	1.03%
Actual		$1,000.00	$1,043.50	$5.25
Hypothetical-C		$1,000.00	$1,019.80	$5.19
Class C	1.50%
Actual		$1,000.00	$1,041.00	$7.63
Hypothetical-C		$1,000.00	$1,017.45	$7.54
Convertible Securities	.46%
Actual		$1,000.00	$1,046.70	$2.35
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Class I	.47%
Actual		$1,000.00	$1,046.60	$2.40
Hypothetical-C		$1,000.00	$1,022.59	$2.37

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CVS-SANN-0718
1.704534.120

Fidelity® Equity Dividend Income Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Wells Fargo & Co.	4.5
Verizon Communications, Inc.	3.9
Amgen, Inc.	3.5
Johnson & Johnson	3.5
United Technologies Corp.	3.1
Cisco Systems, Inc.	2.8
Chubb Ltd.	2.8
Chevron Corp.	2.6
British American Tobacco PLC sponsored ADR	2.5
Suncor Energy, Inc.	2.5
31.7

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Financials	22.5
Health Care	14.7
Information Technology	10.0
Consumer Staples	9.7
Industrials	9.3

Asset Allocation (% of fund's net assets)

As of May 31, 2018 *
Stocks	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 19.3%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 0.2%
Subaru Corp.	327,300	$9,981
Hotels, Restaurants & Leisure - 0.8%
Wyndham Worldwide Corp.	388,500	42,129
Media - 7.0%
Cinemark Holdings, Inc.	1,357,200	45,833
Comcast Corp. Class A	1,461,000	45,554
Informa PLC	5,239,001	54,629
Interpublic Group of Companies, Inc.	834,400	18,857
Omnicom Group, Inc.	846,300	61,001
The Walt Disney Co.	793,000	78,880
Time Warner, Inc.	614,600	57,871
		362,625
Specialty Retail - 0.4%
Lowe's Companies, Inc.	226,400	21,510

TOTAL CONSUMER DISCRETIONARY		436,245

CONSUMER STAPLES - 9.7%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	896,300	55,257
Food Products - 1.8%
Kellogg Co.	378,000	24,339
The J.M. Smucker Co.	662,700	71,240
		95,579
Household Products - 1.6%
Clorox Co.	224,000	27,066
Reckitt Benckiser Group PLC	526,900	40,331
Spectrum Brands Holdings, Inc. (a)	166,400	13,260
		80,657
Personal Products - 1.0%
Unilever NV (NY Reg.)	937,500	52,284
Tobacco - 4.2%
Altria Group, Inc.	1,178,600	65,695
British American Tobacco PLC sponsored ADR	2,535,900	129,838
Imperial Tobacco Group PLC	617,337	22,240
		217,773

TOTAL CONSUMER STAPLES		501,550

ENERGY - 8.8%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	778,400	26,925
Oil, Gas & Consumable Fuels - 8.3%
Boardwalk Pipeline Partners, LP	1,303,500	13,804
Chevron Corp.	1,095,870	136,217
Enterprise Products Partners LP	2,023,100	58,468
Suncor Energy, Inc.	3,211,100	127,889
The Williams Companies, Inc.	3,435,100	92,267
		428,645

TOTAL ENERGY		455,570

FINANCIALS - 22.5%
Banks - 10.4%
Bank of America Corp.	3,592,300	104,320
Bank of the Ozarks, Inc.	822,100	39,083
First Hawaiian, Inc.	564,400	16,526
Huntington Bancshares, Inc.	1,233,700	18,345
JPMorgan Chase & Co.	1,186,122	126,927
Wells Fargo & Co.	4,313,008	232,857
		538,058
Capital Markets - 5.0%
Apollo Global Management LLC Class A	1,558,800	48,822
Ares Capital Corp.	746,400	12,599
KKR & Co. LP	240,300	5,342
Lazard Ltd. Class A	329,600	16,955
Northern Trust Corp.	317,700	32,571
State Street Corp.	644,000	61,895
The Blackstone Group LP	2,597,400	82,935
		261,119
Consumer Finance - 2.8%
Capital One Financial Corp.	899,400	84,544
Discover Financial Services	802,600	59,280
		143,824
Insurance - 4.3%
Chubb Ltd.	1,092,879	142,828
FNF Group	806,700	29,816
The Travelers Companies, Inc.	375,700	48,285
		220,929

TOTAL FINANCIALS		1,163,930

HEALTH CARE - 14.7%
Biotechnology - 3.5%
Amgen, Inc.	1,011,400	181,668
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.	103,000	22,824
Health Care Providers & Services - 4.0%
AmerisourceBergen Corp.	204,000	16,757
CVS Health Corp.	1,297,100	82,223
McKesson Corp.	435,100	61,758
UnitedHealth Group, Inc.	197,500	47,698
		208,436
Pharmaceuticals - 6.7%
GlaxoSmithKline PLC	3,569,475	72,317
Johnson & Johnson	1,515,066	181,232
Roche Holding AG (participation certificate)	189,521	40,636
Sanofi SA sponsored ADR	1,419,900	54,340
		348,525

TOTAL HEALTH CARE		761,453

INDUSTRIALS - 9.3%
Aerospace & Defense - 4.3%
General Dynamics Corp.	316,000	63,740
United Technologies Corp.	1,284,030	160,273
		224,013
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	629,900	33,240
Electrical Equipment - 1.4%
Eaton Corp. PLC	939,000	71,909
Industrial Conglomerates - 1.1%
General Electric Co.	4,161,397	58,592
Machinery - 1.3%
Allison Transmission Holdings, Inc.	285,900	11,811
Andritz AG	552,000	27,555
Snap-On, Inc.	187,600	27,731
		67,097
Professional Services - 0.5%
Nielsen Holdings PLC	872,600	26,326

TOTAL INDUSTRIALS		481,177

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 3.2%
Cisco Systems, Inc.	3,385,700	144,603
Juniper Networks, Inc.	721,100	19,210
		163,813
Electronic Equipment & Components - 0.7%
Dell Technologies, Inc. (b)	193,000	15,567
TE Connectivity Ltd.	234,300	21,809
		37,376
IT Services - 1.9%
Amdocs Ltd.	723,700	48,821
Capgemini SA	188,000	24,758
Leidos Holdings, Inc.	377,759	22,688
		96,267
Semiconductors & Semiconductor Equipment - 1.1%
Qualcomm, Inc.	1,025,151	59,582
Software - 1.4%
Micro Focus International PLC	1,017,100	18,019
Microsoft Corp.	575,826	56,915
		74,934
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	471,800	88,165

TOTAL INFORMATION TECHNOLOGY		520,137

MATERIALS - 4.9%
Chemicals - 2.1%
CF Industries Holdings, Inc.	295,000	12,136
DowDuPont, Inc.	1,364,198	87,459
Olin Corp.	269,600	8,716
		108,311
Containers & Packaging - 2.8%
Graphic Packaging Holding Co.	2,911,200	42,154
Silgan Holdings, Inc.	968,600	26,365
WestRock Co.	1,279,331	75,327
		143,846

TOTAL MATERIALS		252,157

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Brandywine Realty Trust (SBI)	2,168,100	35,253
CoreSite Realty Corp.	96,600	10,255
National Retail Properties, Inc.	295,700	12,251
Omega Healthcare Investors, Inc.	620,900	19,031
Public Storage	164,100	34,763
SL Green Realty Corp.	198,500	19,358
VEREIT, Inc.	3,423,000	24,509
WP Carey, Inc.	255,400	17,165
		172,585
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.9%
Verizon Communications, Inc.	4,213,900	200,877
UTILITIES - 3.3%
Electric Utilities - 3.3%
Duke Energy Corp.	345,100	26,628
Exelon Corp.	1,948,300	80,640
PPL Corp.	1,428,800	39,035
Xcel Energy, Inc.	606,000	27,585
		173,888
TOTAL COMMON STOCKS
(Cost $4,576,717)		5,119,569

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.76% (c)	42,839,274	42,848
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	900,570	901
TOTAL MONEY MARKET FUNDS
(Cost $43,749)		43,749
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $4,620,466)		5,163,318
NET OTHER ASSETS (LIABILITIES) - 0.3%		17,869
NET ASSETS - 100%		$5,181,187

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$428
Fidelity Securities Lending Cash Central Fund	126
Total	$554

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$436,245	$426,264	$9,981	$--
Consumer Staples	501,550	461,219	40,331	--
Energy	455,570	455,570	--	--
Financials	1,163,930	1,163,930	--	--
Health Care	761,453	648,500	112,953	--
Industrials	481,177	481,177	--	--
Information Technology	520,137	502,118	18,019	--
Materials	252,157	252,157	--	--
Real Estate	172,585	172,585	--	--
Telecommunication Services	200,877	200,877	--	--
Utilities	173,888	173,888	--	--
Money Market Funds	43,749	43,749	--	--
Total Investments in Securities:	$5,163,318	$4,982,034	$181,284	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.7%
United Kingdom	6.9%
Switzerland	4.0%
Canada	2.5%
France	1.5%
Ireland	1.4%
Netherlands	1.0%
Bailiwick of Guernsey	1.0%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $829) — See accompanying schedule: Unaffiliated issuers (cost $4,576,717)	$5,119,569
Fidelity Central Funds (cost $43,749)	43,749
Total Investment in Securities (cost $4,620,466)		$5,163,318
Receivable for investments sold		27,520
Receivable for fund shares sold		292
Dividends receivable		17,230
Distributions receivable from Fidelity Central Funds		82
Prepaid expenses		1
Other receivables		148
Total assets		5,208,591
Liabilities
Payable to custodian bank	$255
Payable for investments purchased	21,067
Payable for fund shares redeemed	2,511
Accrued management fee	1,924
Other affiliated payables	696
Other payables and accrued expenses	64
Collateral on securities loaned	887
Total liabilities		27,404
Net Assets		$5,181,187
Net Assets consist of:
Paid in capital		$4,292,262
Undistributed net investment income		27,725
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		318,441
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		542,759
Net Assets		$5,181,187
Equity Dividend Income:
Net Asset Value, offering price and redemption price per share ($4,961,947 ÷ 185,100 shares)		$26.81
Class K:
Net Asset Value, offering price and redemption price per share ($219,240 ÷ 8,178 shares)		$26.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$79,487
Income from Fidelity Central Funds		554
Total income		80,041
Expenses
Management fee	$12,161
Transfer agent fees	3,697
Accounting and security lending fees	556
Custodian fees and expenses	50
Independent trustees' fees and expenses	13
Registration fees	79
Audit	39
Legal	8
Miscellaneous	20
Total expenses before reductions	16,623
Expense reductions	(213)
Total expenses after reductions		16,410
Net investment income (loss)		63,631
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	323,984
Fidelity Central Funds	3
Foreign currency transactions	69
Total net realized gain (loss)		324,056
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(462,549)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(153)
Total change in net unrealized appreciation (depreciation)		(462,703)
Net gain (loss)		(138,647)
Net increase (decrease) in net assets resulting from operations		$(75,016)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,631	$132,091
Net realized gain (loss)	324,056	455,867
Change in net unrealized appreciation (depreciation)	(462,703)	175,691
Net increase (decrease) in net assets resulting from operations	(75,016)	763,649
Distributions to shareholders from net investment income	(66,279)	(127,695)
Distributions to shareholders from net realized gain	(408,560)	(223,485)
Total distributions	(474,839)	(351,180)
Share transactions - net increase (decrease)	145,046	(420,557)
Total increase (decrease) in net assets	(404,809)	(8,088)
Net Assets
Beginning of period	5,585,996	5,594,084
End of period	$5,181,187	$5,585,996
Other Information
Undistributed net investment income end of period	$27,725	$30,373

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity Dividend Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.62	$27.50	$26.01	$26.99	$24.15	$19.54
Income from Investment Operations
Net investment income (loss)A	.32	.65	.57	.64	.70B	.49
Net realized and unrealized gain (loss)	(.61)	3.20	2.26	(.95)C	2.77	4.59
Total from investment operations	(.29)	3.85	2.83	(.31)	3.47	5.08
Distributions from net investment income	(.35)	(.63)	(.51)	(.58)	(.63)	(.47)
Distributions from net realized gain	(2.18)	(1.10)	(.83)	(.08)	–	–
Total distributions	(2.52)D	(1.73)	(1.34)	(.67)E	(.63)	(.47)
Net asset value, end of period	$26.81	$29.62	$27.50	$26.01	$26.99	$24.15
Total ReturnF,G	(1.21)%	14.61%	11.60%	(1.13)%C	14.60%	26.35%
Ratios to Average Net AssetsH,I
Expenses before reductions	.61%J	.62%	.63%	.63%	.63%	.65%
Expenses net of fee waivers, if any	.61%J	.62%	.63%	.63%	.63%	.65%
Expenses net of all reductions	.60%J	.61%	.62%	.62%	.63%	.63%
Net investment income (loss)	2.30%J	2.35%	2.23%	2.42%	2.78%B	2.24%
Supplemental Data
Net assets, end of period (in millions)	$4,962	$5,351	$5,296	$4,819	$5,253	$4,993
Portfolio turnover rateK	63%J	52%	55%	49%	52%	86%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.22)%.

 D Total distributions of $2.52 per share is comprised of distributions from net investment income of $.345 and distributions from net realized gain of $2.176 per share.

 E Total distributions of $.67 per share is comprised of distributions from net investment income of $.582 and distributions from net realized gain of $.084 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Equity Dividend Income Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.62	$27.50	$26.01	$26.99	$24.15	$19.53
Income from Investment Operations
Net investment income (loss)A	.33	.68	.59	.67	.73B	.51
Net realized and unrealized gain (loss)	(.60)	3.20	2.27	(.96)C	2.76	4.61
Total from investment operations	(.27)	3.88	2.86	(.29)	3.49	5.12
Distributions from net investment income	(.36)	(.66)	(.54)	(.61)	(.65)	(.50)
Distributions from net realized gain	(2.18)	(1.10)	(.83)	(.08)	–	–
Total distributions	(2.54)	(1.76)	(1.37)	(.69)	(.65)	(.50)
Net asset value, end of period	$26.81	$29.62	$27.50	$26.01	$26.99	$24.15
Total ReturnD,E	(1.16)%	14.73%	11.72%	(1.03)%C	14.72%	26.57%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	.52%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.51%H	.52%	.52%	.52%	.52%	.53%
Expenses net of all reductions	.51%H	.51%	.52%	.52%	.52%	.51%
Net investment income (loss)	2.40%H	2.45%	2.33%	2.52%	2.89%B	2.35%
Supplemental Data
Net assets, end of period (in millions)	$219	$235	$298	$277	$394	$442
Portfolio turnover rateI	63%H	52%	55%	49%	52%	86%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.42%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been(1.12)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$786,842
Gross unrealized depreciation	(256,178)
Net unrealized appreciation (depreciation)	$530,664
Tax cost	$4,632,654

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,700,615 and $1,936,833, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Dividend Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity Dividend Income	$3,645.14
Class K	52.05
	$3,697

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $41 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $126. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $184 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Equity Dividend Income	$63,367	$121,249
Class K	2,912	6,446
Total	$66,279	$127,695
From net realized gain
Equity Dividend Income	$391,294	$211,696
Class K	17,266	11,789
Total	$408,560	$223,485

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Equity Dividend Income
Shares sold	11,637	14,616	$326,162	$406,124
Reinvestment of distributions	15,371	11,480	425,806	313,561
Shares redeemed	(22,552)	(38,036)	(613,997)	(1,060,571)
Net increase (decrease)	4,456	(11,940)	$137,971	$(340,886)
Class K
Shares sold	671	1,803	$18,710	$49,981
Reinvestment of distributions	728	668	20,178	18,235
Shares redeemed	(1,156)	(5,377)	(31,813)	(147,887)
Net increase (decrease)	243	(2,906)	$7,075	$(79,671)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Equity Dividend Income	.61%
Actual		$1,000.00	$987.90	$3.02
Hypothetical-C		$1,000.00	$1,021.89	$3.07
Class K	.51%
Actual		$1,000.00	$988.40	$2.53
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EII-SANN-0718
1.704739.120

Fidelity® Equity Dividend Income Fund Class K Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Wells Fargo & Co.	4.5
Verizon Communications, Inc.	3.9
Amgen, Inc.	3.5
Johnson & Johnson	3.5
United Technologies Corp.	3.1
Cisco Systems, Inc.	2.8
Chubb Ltd.	2.8
Chevron Corp.	2.6
British American Tobacco PLC sponsored ADR	2.5
Suncor Energy, Inc.	2.5
31.7

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Financials	22.5
Health Care	14.7
Information Technology	10.0
Consumer Staples	9.7
Industrials	9.3

Asset Allocation (% of fund's net assets)

As of May 31, 2018 *
Stocks	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 19.3%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 0.2%
Subaru Corp.	327,300	$9,981
Hotels, Restaurants & Leisure - 0.8%
Wyndham Worldwide Corp.	388,500	42,129
Media - 7.0%
Cinemark Holdings, Inc.	1,357,200	45,833
Comcast Corp. Class A	1,461,000	45,554
Informa PLC	5,239,001	54,629
Interpublic Group of Companies, Inc.	834,400	18,857
Omnicom Group, Inc.	846,300	61,001
The Walt Disney Co.	793,000	78,880
Time Warner, Inc.	614,600	57,871
		362,625
Specialty Retail - 0.4%
Lowe's Companies, Inc.	226,400	21,510

TOTAL CONSUMER DISCRETIONARY		436,245

CONSUMER STAPLES - 9.7%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	896,300	55,257
Food Products - 1.8%
Kellogg Co.	378,000	24,339
The J.M. Smucker Co.	662,700	71,240
		95,579
Household Products - 1.6%
Clorox Co.	224,000	27,066
Reckitt Benckiser Group PLC	526,900	40,331
Spectrum Brands Holdings, Inc. (a)	166,400	13,260
		80,657
Personal Products - 1.0%
Unilever NV (NY Reg.)	937,500	52,284
Tobacco - 4.2%
Altria Group, Inc.	1,178,600	65,695
British American Tobacco PLC sponsored ADR	2,535,900	129,838
Imperial Tobacco Group PLC	617,337	22,240
		217,773

TOTAL CONSUMER STAPLES		501,550

ENERGY - 8.8%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	778,400	26,925
Oil, Gas & Consumable Fuels - 8.3%
Boardwalk Pipeline Partners, LP	1,303,500	13,804
Chevron Corp.	1,095,870	136,217
Enterprise Products Partners LP	2,023,100	58,468
Suncor Energy, Inc.	3,211,100	127,889
The Williams Companies, Inc.	3,435,100	92,267
		428,645

TOTAL ENERGY		455,570

FINANCIALS - 22.5%
Banks - 10.4%
Bank of America Corp.	3,592,300	104,320
Bank of the Ozarks, Inc.	822,100	39,083
First Hawaiian, Inc.	564,400	16,526
Huntington Bancshares, Inc.	1,233,700	18,345
JPMorgan Chase & Co.	1,186,122	126,927
Wells Fargo & Co.	4,313,008	232,857
		538,058
Capital Markets - 5.0%
Apollo Global Management LLC Class A	1,558,800	48,822
Ares Capital Corp.	746,400	12,599
KKR & Co. LP	240,300	5,342
Lazard Ltd. Class A	329,600	16,955
Northern Trust Corp.	317,700	32,571
State Street Corp.	644,000	61,895
The Blackstone Group LP	2,597,400	82,935
		261,119
Consumer Finance - 2.8%
Capital One Financial Corp.	899,400	84,544
Discover Financial Services	802,600	59,280
		143,824
Insurance - 4.3%
Chubb Ltd.	1,092,879	142,828
FNF Group	806,700	29,816
The Travelers Companies, Inc.	375,700	48,285
		220,929

TOTAL FINANCIALS		1,163,930

HEALTH CARE - 14.7%
Biotechnology - 3.5%
Amgen, Inc.	1,011,400	181,668
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.	103,000	22,824
Health Care Providers & Services - 4.0%
AmerisourceBergen Corp.	204,000	16,757
CVS Health Corp.	1,297,100	82,223
McKesson Corp.	435,100	61,758
UnitedHealth Group, Inc.	197,500	47,698
		208,436
Pharmaceuticals - 6.7%
GlaxoSmithKline PLC	3,569,475	72,317
Johnson & Johnson	1,515,066	181,232
Roche Holding AG (participation certificate)	189,521	40,636
Sanofi SA sponsored ADR	1,419,900	54,340
		348,525

TOTAL HEALTH CARE		761,453

INDUSTRIALS - 9.3%
Aerospace & Defense - 4.3%
General Dynamics Corp.	316,000	63,740
United Technologies Corp.	1,284,030	160,273
		224,013
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	629,900	33,240
Electrical Equipment - 1.4%
Eaton Corp. PLC	939,000	71,909
Industrial Conglomerates - 1.1%
General Electric Co.	4,161,397	58,592
Machinery - 1.3%
Allison Transmission Holdings, Inc.	285,900	11,811
Andritz AG	552,000	27,555
Snap-On, Inc.	187,600	27,731
		67,097
Professional Services - 0.5%
Nielsen Holdings PLC	872,600	26,326

TOTAL INDUSTRIALS		481,177

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 3.2%
Cisco Systems, Inc.	3,385,700	144,603
Juniper Networks, Inc.	721,100	19,210
		163,813
Electronic Equipment & Components - 0.7%
Dell Technologies, Inc. (b)	193,000	15,567
TE Connectivity Ltd.	234,300	21,809
		37,376
IT Services - 1.9%
Amdocs Ltd.	723,700	48,821
Capgemini SA	188,000	24,758
Leidos Holdings, Inc.	377,759	22,688
		96,267
Semiconductors & Semiconductor Equipment - 1.1%
Qualcomm, Inc.	1,025,151	59,582
Software - 1.4%
Micro Focus International PLC	1,017,100	18,019
Microsoft Corp.	575,826	56,915
		74,934
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	471,800	88,165

TOTAL INFORMATION TECHNOLOGY		520,137

MATERIALS - 4.9%
Chemicals - 2.1%
CF Industries Holdings, Inc.	295,000	12,136
DowDuPont, Inc.	1,364,198	87,459
Olin Corp.	269,600	8,716
		108,311
Containers & Packaging - 2.8%
Graphic Packaging Holding Co.	2,911,200	42,154
Silgan Holdings, Inc.	968,600	26,365
WestRock Co.	1,279,331	75,327
		143,846

TOTAL MATERIALS		252,157

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Brandywine Realty Trust (SBI)	2,168,100	35,253
CoreSite Realty Corp.	96,600	10,255
National Retail Properties, Inc.	295,700	12,251
Omega Healthcare Investors, Inc.	620,900	19,031
Public Storage	164,100	34,763
SL Green Realty Corp.	198,500	19,358
VEREIT, Inc.	3,423,000	24,509
WP Carey, Inc.	255,400	17,165
		172,585
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.9%
Verizon Communications, Inc.	4,213,900	200,877
UTILITIES - 3.3%
Electric Utilities - 3.3%
Duke Energy Corp.	345,100	26,628
Exelon Corp.	1,948,300	80,640
PPL Corp.	1,428,800	39,035
Xcel Energy, Inc.	606,000	27,585
		173,888
TOTAL COMMON STOCKS
(Cost $4,576,717)		5,119,569

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.76% (c)	42,839,274	42,848
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	900,570	901
TOTAL MONEY MARKET FUNDS
(Cost $43,749)		43,749
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $4,620,466)		5,163,318
NET OTHER ASSETS (LIABILITIES) - 0.3%		17,869
NET ASSETS - 100%		$5,181,187

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$428
Fidelity Securities Lending Cash Central Fund	126
Total	$554

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$436,245	$426,264	$9,981	$--
Consumer Staples	501,550	461,219	40,331	--
Energy	455,570	455,570	--	--
Financials	1,163,930	1,163,930	--	--
Health Care	761,453	648,500	112,953	--
Industrials	481,177	481,177	--	--
Information Technology	520,137	502,118	18,019	--
Materials	252,157	252,157	--	--
Real Estate	172,585	172,585	--	--
Telecommunication Services	200,877	200,877	--	--
Utilities	173,888	173,888	--	--
Money Market Funds	43,749	43,749	--	--
Total Investments in Securities:	$5,163,318	$4,982,034	$181,284	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.7%
United Kingdom	6.9%
Switzerland	4.0%
Canada	2.5%
France	1.5%
Ireland	1.4%
Netherlands	1.0%
Bailiwick of Guernsey	1.0%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $829) — See accompanying schedule: Unaffiliated issuers (cost $4,576,717)	$5,119,569
Fidelity Central Funds (cost $43,749)	43,749
Total Investment in Securities (cost $4,620,466)		$5,163,318
Receivable for investments sold		27,520
Receivable for fund shares sold		292
Dividends receivable		17,230
Distributions receivable from Fidelity Central Funds		82
Prepaid expenses		1
Other receivables		148
Total assets		5,208,591
Liabilities
Payable to custodian bank	$255
Payable for investments purchased	21,067
Payable for fund shares redeemed	2,511
Accrued management fee	1,924
Other affiliated payables	696
Other payables and accrued expenses	64
Collateral on securities loaned	887
Total liabilities		27,404
Net Assets		$5,181,187
Net Assets consist of:
Paid in capital		$4,292,262
Undistributed net investment income		27,725
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		318,441
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		542,759
Net Assets		$5,181,187
Equity Dividend Income:
Net Asset Value, offering price and redemption price per share ($4,961,947 ÷ 185,100 shares)		$26.81
Class K:
Net Asset Value, offering price and redemption price per share ($219,240 ÷ 8,178 shares)		$26.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$79,487
Income from Fidelity Central Funds		554
Total income		80,041
Expenses
Management fee	$12,161
Transfer agent fees	3,697
Accounting and security lending fees	556
Custodian fees and expenses	50
Independent trustees' fees and expenses	13
Registration fees	79
Audit	39
Legal	8
Miscellaneous	20
Total expenses before reductions	16,623
Expense reductions	(213)
Total expenses after reductions		16,410
Net investment income (loss)		63,631
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	323,984
Fidelity Central Funds	3
Foreign currency transactions	69
Total net realized gain (loss)		324,056
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(462,549)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(153)
Total change in net unrealized appreciation (depreciation)		(462,703)
Net gain (loss)		(138,647)
Net increase (decrease) in net assets resulting from operations		$(75,016)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,631	$132,091
Net realized gain (loss)	324,056	455,867
Change in net unrealized appreciation (depreciation)	(462,703)	175,691
Net increase (decrease) in net assets resulting from operations	(75,016)	763,649
Distributions to shareholders from net investment income	(66,279)	(127,695)
Distributions to shareholders from net realized gain	(408,560)	(223,485)
Total distributions	(474,839)	(351,180)
Share transactions - net increase (decrease)	145,046	(420,557)
Total increase (decrease) in net assets	(404,809)	(8,088)
Net Assets
Beginning of period	5,585,996	5,594,084
End of period	$5,181,187	$5,585,996
Other Information
Undistributed net investment income end of period	$27,725	$30,373

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity Dividend Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.62	$27.50	$26.01	$26.99	$24.15	$19.54
Income from Investment Operations
Net investment income (loss)A	.32	.65	.57	.64	.70B	.49
Net realized and unrealized gain (loss)	(.61)	3.20	2.26	(.95)C	2.77	4.59
Total from investment operations	(.29)	3.85	2.83	(.31)	3.47	5.08
Distributions from net investment income	(.35)	(.63)	(.51)	(.58)	(.63)	(.47)
Distributions from net realized gain	(2.18)	(1.10)	(.83)	(.08)	–	–
Total distributions	(2.52)D	(1.73)	(1.34)	(.67)E	(.63)	(.47)
Net asset value, end of period	$26.81	$29.62	$27.50	$26.01	$26.99	$24.15
Total ReturnF,G	(1.21)%	14.61%	11.60%	(1.13)%C	14.60%	26.35%
Ratios to Average Net AssetsH,I
Expenses before reductions	.61%J	.62%	.63%	.63%	.63%	.65%
Expenses net of fee waivers, if any	.61%J	.62%	.63%	.63%	.63%	.65%
Expenses net of all reductions	.60%J	.61%	.62%	.62%	.63%	.63%
Net investment income (loss)	2.30%J	2.35%	2.23%	2.42%	2.78%B	2.24%
Supplemental Data
Net assets, end of period (in millions)	$4,962	$5,351	$5,296	$4,819	$5,253	$4,993
Portfolio turnover rateK	63%J	52%	55%	49%	52%	86%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.22)%.

 D Total distributions of $2.52 per share is comprised of distributions from net investment income of $.345 and distributions from net realized gain of $2.176 per share.

 E Total distributions of $.67 per share is comprised of distributions from net investment income of $.582 and distributions from net realized gain of $.084 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Equity Dividend Income Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.62	$27.50	$26.01	$26.99	$24.15	$19.53
Income from Investment Operations
Net investment income (loss)A	.33	.68	.59	.67	.73B	.51
Net realized and unrealized gain (loss)	(.60)	3.20	2.27	(.96)C	2.76	4.61
Total from investment operations	(.27)	3.88	2.86	(.29)	3.49	5.12
Distributions from net investment income	(.36)	(.66)	(.54)	(.61)	(.65)	(.50)
Distributions from net realized gain	(2.18)	(1.10)	(.83)	(.08)	–	–
Total distributions	(2.54)	(1.76)	(1.37)	(.69)	(.65)	(.50)
Net asset value, end of period	$26.81	$29.62	$27.50	$26.01	$26.99	$24.15
Total ReturnD,E	(1.16)%	14.73%	11.72%	(1.03)%C	14.72%	26.57%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	.52%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.51%H	.52%	.52%	.52%	.52%	.53%
Expenses net of all reductions	.51%H	.51%	.52%	.52%	.52%	.51%
Net investment income (loss)	2.40%H	2.45%	2.33%	2.52%	2.89%B	2.35%
Supplemental Data
Net assets, end of period (in millions)	$219	$235	$298	$277	$394	$442
Portfolio turnover rateI	63%H	52%	55%	49%	52%	86%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.42%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been(1.12)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$786,842
Gross unrealized depreciation	(256,178)
Net unrealized appreciation (depreciation)	$530,664
Tax cost	$4,632,654

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,700,615 and $1,936,833, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Dividend Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity Dividend Income	$3,645.14
Class K	52.05
	$3,697

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $41 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $126. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $184 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Equity Dividend Income	$63,367	$121,249
Class K	2,912	6,446
Total	$66,279	$127,695
From net realized gain
Equity Dividend Income	$391,294	$211,696
Class K	17,266	11,789
Total	$408,560	$223,485

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Equity Dividend Income
Shares sold	11,637	14,616	$326,162	$406,124
Reinvestment of distributions	15,371	11,480	425,806	313,561
Shares redeemed	(22,552)	(38,036)	(613,997)	(1,060,571)
Net increase (decrease)	4,456	(11,940)	$137,971	$(340,886)
Class K
Shares sold	671	1,803	$18,710	$49,981
Reinvestment of distributions	728	668	20,178	18,235
Shares redeemed	(1,156)	(5,377)	(31,813)	(147,887)
Net increase (decrease)	243	(2,906)	$7,075	$(79,671)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Equity Dividend Income	.61%
Actual		$1,000.00	$987.90	$3.02
Hypothetical-C		$1,000.00	$1,021.89	$3.07
Class K	.51%
Actual		$1,000.00	$988.40	$2.53
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EII-K-SANN-0718
1.863200.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 24, 2018